UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2019
Columbia Large Cap Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Growth Fund   |  Semiannual Report 2019

Columbia Large Cap Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
John Wilson, CFA
Lead Portfolio Manager
Managed Fund since 2005
Tchintcia Barros, CFA
Portfolio Manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	-4.75	-2.25	11.50	15.43
	Including sales charges		-10.24	-7.88	10.19	14.75
Advisor Class*		11/08/12	-4.62	-2.01	11.80	15.72
Class C	Excluding sales charges	11/18/02	-5.12	-3.00	10.67	14.56
	Including sales charges		-5.97	-3.88	10.67	14.56
Class E	Excluding sales charges	09/22/06	-4.82	-2.38	11.39	15.31
	Including sales charges		-9.11	-6.78	10.37	14.78
Institutional Class		12/14/90	-4.64	-2.01	11.78	15.71
Institutional 2 Class*		03/07/11	-4.61	-1.97	11.89	15.83
Institutional 3 Class*		07/15/09	-4.58	-1.92	11.95	15.90
Class R*		09/27/10	-4.89	-2.51	11.23	15.13
Class V	Excluding sales charges	12/14/90	-4.75	-2.27	11.50	15.39
	Including sales charges		-10.22	-7.88	10.18	14.71
Russell 1000 Growth Index			-2.77	0.24	12.97	16.86
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class E shares are shown with and without the maximum sales charge of 4.50%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Large Cap Growth Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2019)
Amazon.com, Inc.	6.2
Microsoft Corp.	5.5
Apple, Inc.	4.9
Alphabet, Inc., Class C	3.5
Alphabet, Inc., Class A	3.4
Visa, Inc., Class A	3.4
Facebook, Inc., Class A	2.8
Adobe, Inc.	2.5
Broadcom, Inc.	2.1
PayPal Holdings, Inc.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2019)
Common Stocks	97.2
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2019)
Communication Services	13.3
Consumer Discretionary	17.4
Consumer Staples	2.4
Energy	0.8
Financials	4.6
Health Care	17.7
Industrials	8.4
Information Technology	31.3
Materials	2.0
Real Estate	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Large Cap Growth Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	952.50	1,019.91	5.17	5.35	1.05
Advisor Class	1,000.00	1,000.00	953.80	1,021.17	3.94	4.08	0.80
Class C	1,000.00	1,000.00	948.80	1,016.13	8.84	9.15	1.80
Class E	1,000.00	1,000.00	951.80	1,019.41	5.66	5.85	1.15
Institutional Class	1,000.00	1,000.00	953.60	1,021.17	3.94	4.08	0.80
Institutional 2 Class	1,000.00	1,000.00	953.90	1,021.48	3.64	3.77	0.74
Institutional 3 Class	1,000.00	1,000.00	954.20	1,021.73	3.40	3.52	0.69
Class R	1,000.00	1,000.00	951.10	1,018.65	6.39	6.61	1.30
Class V	1,000.00	1,000.00	952.50	1,019.91	5.17	5.35	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Large Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 13.0%
Entertainment 1.5%
Electronic Arts, Inc.(a)	557,205	51,396,589
Interactive Media & Services 9.5%
Alphabet, Inc., Class A(a)	100,819	113,511,104
Alphabet, Inc., Class C(a)	103,873	115,960,701
Facebook, Inc., Class A(a)	562,273	93,725,287
Total		323,197,092
Media 0.6%
DISH Network Corp., Class A(a)	609,048	18,679,502
Wireless Telecommunication Services 1.4%
T-Mobile U.S.A., Inc.(a)	667,200	46,450,464
Total Communication Services		439,723,647
Consumer Discretionary 17.0%
Hotels, Restaurants & Leisure 0.8%
Norwegian Cruise Line Holdings Ltd.(a)	503,068	25,872,787
Internet & Direct Marketing Retail 9.3%
Alibaba Group Holding Ltd., ADR(a)	300,342	50,604,624
Amazon.com, Inc.(a)	119,805	205,912,448
Booking Holdings, Inc.(a)	31,594	57,905,799
Total		314,422,871
Specialty Retail 3.0%
Burlington Stores, Inc.(a)	154,600	26,546,366
O’Reilly Automotive, Inc.(a)	96,200	33,156,292
Ulta Beauty, Inc.(a)	138,900	40,547,688
Total		100,250,346
Textiles, Apparel & Luxury Goods 3.9%
Canada Goose Holdings, Inc.(a)	326,324	16,792,633
Nike, Inc., Class B	825,800	67,616,504
PVH Corp.	274,800	29,983,428
Tapestry, Inc.	502,900	19,467,259
Total		133,859,824
Total Consumer Discretionary		574,405,828
Consumer Staples 2.3%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	206,300	44,278,169
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.0%
Mondelez International, Inc., Class A	731,800	33,853,068
Total Consumer Staples		78,131,237
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Cimarex Energy Co.	182,800	13,772,152
Diamondback Energy, Inc.	115,300	11,889,736
Total		25,661,888
Total Energy		25,661,888
Financials 4.5%
Banks 1.0%
Citigroup, Inc.	546,000	35,195,160
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	450,155	23,552,110
BlackRock, Inc.	84,739	35,173,464
Charles Schwab Corp. (The)	578,600	27,061,122
Total		85,786,696
Insurance 1.0%
Allstate Corp. (The)	366,234	32,180,981
Total Financials		153,162,837
Health Care 17.2%
Biotechnology 6.5%
Alexion Pharmaceuticals, Inc.(a)	370,634	45,573,157
Biogen, Inc.(a)	176,770	59,002,290
BioMarin Pharmaceutical, Inc.(a)	352,400	34,595,108
Exact Sciences Corp.(a)	339,000	30,537,120
Vertex Pharmaceuticals, Inc.(a)	265,365	50,660,832
Total		220,368,507
Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	283,015	20,515,758
Edwards Lifesciences Corp.(a)	273,767	46,655,372
IDEXX Laboratories, Inc.(a)	46,500	9,894,270
Medtronic PLC	562,200	49,692,858
Total		126,758,258
Health Care Providers & Services 1.3%
Humana, Inc.	137,400	42,455,226
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.1%
Illumina, Inc.(a)	97,400	27,251,546
Thermo Fisher Scientific, Inc.	177,448	43,593,650
Total		70,845,196
Pharmaceuticals 3.6%
Allergan PLC	150,000	21,597,000
Bristol-Myers Squibb Co.	901,200	44,492,244
Johnson & Johnson	422,800	56,266,224
Total		122,355,468
Total Health Care		582,782,655
Industrials 8.2%
Aerospace & Defense 1.6%
L3 Technologies, Inc.	264,400	52,055,072
Air Freight & Logistics 1.2%
FedEx Corp.	229,750	40,796,707
Electrical Equipment 1.2%
AMETEK, Inc.	571,200	41,640,480
Industrial Conglomerates 1.6%
Honeywell International, Inc.	372,900	53,559,627
Machinery 2.6%
Ingersoll-Rand PLC	537,600	53,781,504
Xylem, Inc.	493,400	35,159,684
Total		88,941,188
Total Industrials		276,993,074
Information Technology 30.4%
Electronic Equipment, Instruments & Components 1.0%
Zebra Technologies Corp., Class A(a)	201,001	34,893,774
IT Services 7.4%
FleetCor Technologies, Inc.(a)	232,100	46,840,101
Pagseguro Digital Ltd., Class A(a)	599,378	12,928,584
PayPal Holdings, Inc.(a)	792,700	70,360,052
Square, Inc., Class A(a)	126,000	8,990,100
Visa, Inc., Class A	823,826	111,224,748
Total		250,343,585
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Broadcom, Inc.	262,531	70,423,941
Lam Research Corp.	335,900	56,961,922
MACOM Technology Solutions Holdings, Inc.(a)	382,221	6,891,444
NVIDIA Corp.	286,260	41,149,875
Total		175,427,182
Software 12.1%
Adobe, Inc.(a)	332,200	82,325,804
Microsoft Corp.	1,745,338	182,265,648
Palo Alto Networks, Inc.(a)	211,700	45,477,394
Salesforce.com, Inc.(a)	361,105	54,877,127
ServiceNow, Inc.(a)	201,267	44,282,765
Total		409,228,738
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	963,662	160,391,903
Total Information Technology		1,030,285,182
Materials 2.0%
Chemicals 2.0%
Albemarle Corp.	356,800	28,804,464
Eastman Chemical Co.	480,259	38,718,481
Total		67,522,945
Total Materials		67,522,945
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
American Tower Corp.	250,300	43,261,852
Equinix, Inc.	62,500	24,625,000
Total		67,886,852
Total Real Estate		67,886,852
Total Common Stocks (Cost $2,060,324,799)		3,296,556,145

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(b),(c)	94,312,529	94,303,097
Total Money Market Funds (Cost $94,306,166)		94,303,097
Total Investments in Securities (Cost: $2,154,630,965)		3,390,859,242
Other Assets & Liabilities, Net		(6,991,642)
Net Assets		3,383,867,600
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	44,882,689	288,023,914	(238,594,074)	94,312,529	(1,281)	1,281	553,401	94,303,097
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	439,723,647	—	—	—	439,723,647
Consumer Discretionary	574,405,828	—	—	—	574,405,828
Consumer Staples	78,131,237	—	—	—	78,131,237
Energy	25,661,888	—	—	—	25,661,888
Financials	153,162,837	—	—	—	153,162,837
Health Care	582,782,655	—	—	—	582,782,655
Industrials	276,993,074	—	—	—	276,993,074
Information Technology	1,030,285,182	—	—	—	1,030,285,182
Materials	67,522,945	—	—	—	67,522,945
Real Estate	67,886,852	—	—	—	67,886,852
Total Common Stocks	3,296,556,145	—	—	—	3,296,556,145
Money Market Funds	—	—	—	94,303,097	94,303,097
Total Investments in Securities	3,296,556,145	—	—	94,303,097	3,390,859,242
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund | Semiannual Report 2019

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,060,324,799)	$3,296,556,145
Affiliated issuers (cost $94,306,166)	94,303,097
Receivable for:
Investments sold	44,426,311
Capital shares sold	434,831
Dividends	680,223
Foreign tax reclaims	3,381
Prepaid expenses	11,819
Trustees’ deferred compensation plan	290,509
Other assets	83,179
Total assets	3,436,789,495
Liabilities
Payable for:
Investments purchased	47,058,618
Capital shares purchased	5,147,276
Management services fees	60,854
Distribution and/or service fees	15,841
Transfer agent fees	232,891
Compensation of board members	864
Compensation of chief compliance officer	138
Other expenses	114,904
Trustees’ deferred compensation plan	290,509
Total liabilities	52,921,895
Net assets applicable to outstanding capital stock	$3,383,867,600
Represented by
Paid in capital	2,109,518,735
Total distributable earnings (loss) (Note 2)	1,274,348,865
Total - representing net assets applicable to outstanding capital stock	$3,383,867,600
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$1,797,334,542
Shares outstanding	46,860,026
Net asset value per share	$38.36
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$40.70
Advisor Class
Net assets	$12,165,749
Shares outstanding	297,036
Net asset value per share	$40.96
Class C
Net assets	$74,699,442
Shares outstanding	2,378,190
Net asset value per share	$31.41
Class E
Net assets	$14,993,274
Shares outstanding	393,188
Net asset value per share	$38.13
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$39.93
Institutional Class
Net assets	$895,641,008
Shares outstanding	22,376,231
Net asset value per share	$40.03
Institutional 2 Class
Net assets	$12,145,414
Shares outstanding	303,105
Net asset value per share	$40.07
Institutional 3 Class
Net assets	$373,838,863
Shares outstanding	9,301,584
Net asset value per share	$40.19
Class R
Net assets	$13,939,829
Shares outstanding	367,319
Net asset value per share	$37.95
Class V
Net assets	$189,109,479
Shares outstanding	4,978,164
Net asset value per share	$37.99
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$40.31
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,022,210
Dividends — affiliated issuers	553,401
Interfund lending	326
Total income	16,575,937
Expenses:
Management services fees	11,750,961
Distribution and/or service fees
Class A	2,354,004
Class C	375,617
Class E	27,805
Class R	36,816
Class T	690
Class V	247,733
Transfer agent fees
Class A	1,095,609
Advisor Class	7,731
Class C	43,748
Class E	9,242
Institutional Class	550,768
Institutional 2 Class	3,684
Institutional 3 Class	14,549
Class R	8,558
Class T	315
Class V	115,292
Compensation of board members	33,311
Custodian fees	13,016
Printing and postage fees	125,455
Registration fees	83,259
Audit fees	18,158
Legal fees	35,276
Compensation of chief compliance officer	729
Other	63,231
Total expenses	17,015,557
Net investment loss	(439,620)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	123,212,271
Investments — affiliated issuers	(1,281)
Net realized gain	123,210,990
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(299,405,593)
Investments — affiliated issuers	1,281
Foreign currency translations	(74)
Net change in unrealized appreciation (depreciation)	(299,404,386)
Net realized and unrealized loss	(176,193,396)
Net decrease in net assets resulting from operations	$(176,633,016)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment loss	$(439,620)	$(1,616,179)
Net realized gain	123,210,990	251,807,025
Net change in unrealized appreciation (depreciation)	(299,404,386)	333,931,469
Net increase (decrease) in net assets resulting from operations	(176,633,016)	584,122,315
Distributions to shareholders
Net investment income and net realized gains
Class A	(147,850,760)
Advisor Class	(1,038,548)
Class C	(7,122,236)
Class E	(1,257,746)
Institutional Class	(71,433,534)
Institutional 2 Class	(946,487)
Institutional 3 Class	(30,691,913)
Class R	(1,153,898)
Class T	(57,006)
Class V	(15,653,992)
Net investment income
Advisor Class		(22,659)
Institutional Class		(1,508,466)
Institutional 2 Class		(62,104)
Institutional 3 Class		(1,081,036)
Net realized gains
Class A		(112,241,817)
Advisor Class		(855,291)
Class C		(7,326,924)
Class E		(992,652)
Institutional Class		(53,828,606)
Institutional 2 Class		(1,668,444)
Institutional 3 Class		(24,933,309)
Class K		(4,285)
Class R		(1,580,732)
Class T		(52,395)
Class V		(12,101,679)
Total distributions to shareholders (Note 2)	(277,206,120)	(218,260,399)
Increase (decrease) in net assets from capital stock activity	90,842,674	(152,557,783)
Total increase (decrease) in net assets	(362,996,462)	213,304,133
Net assets at beginning of period	3,746,864,062	3,533,559,929
Net assets at end of period	$3,383,867,600	$3,746,864,062
Excess of distributions over net investment income	$(4,125,541)	$(3,685,921)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	982,956	38,805,889	2,102,312	89,098,132
Distributions reinvested	3,747,968	141,673,196	2,745,341	107,425,195
Redemptions	(2,928,142)	(118,043,787)	(5,885,043)	(243,404,688)
Net increase (decrease)	1,802,782	62,435,298	(1,037,390)	(46,881,361)
Advisor Class
Subscriptions	69,855	3,009,254	208,562	9,112,391
Distributions reinvested	22,737	917,219	19,245	797,718
Redemptions	(109,943)	(4,717,361)	(188,110)	(8,398,940)
Net increase (decrease)	(17,351)	(790,888)	39,697	1,511,169
Class B
Redemptions	—	—	(74)	(2,385)
Net decrease	—	—	(74)	(2,385)
Class C
Subscriptions	401,633	13,348,516	400,529	14,085,343
Distributions reinvested	213,974	6,631,057	209,315	6,886,462
Redemptions	(304,804)	(10,158,676)	(1,535,106)	(55,326,412)
Net increase (decrease)	310,803	9,820,897	(925,262)	(34,354,607)
Class E
Subscriptions	239	10,469	1,585	66,866
Distributions reinvested	33,469	1,257,746	25,479	992,652
Redemptions	(27,217)	(1,077,875)	(55,739)	(2,298,436)
Net increase (decrease)	6,491	190,340	(28,675)	(1,238,918)
Class F
Redemptions	—	—	(76)	(2,621)
Net decrease	—	—	(76)	(2,621)
Institutional Class
Subscriptions	676,329	28,799,278	1,902,143	81,613,462
Distributions reinvested	1,681,110	66,286,145	1,257,477	51,028,399
Redemptions	(1,862,970)	(77,908,295)	(8,751,776)	(363,040,287)
Net increase (decrease)	494,469	17,177,128	(5,592,156)	(230,398,426)
Institutional 2 Class
Subscriptions	43,016	1,796,008	212,123	9,197,173
Distributions reinvested	23,971	946,152	42,628	1,730,288
Redemptions	(42,802)	(1,734,163)	(604,968)	(26,497,611)
Net increase (decrease)	24,185	1,007,997	(350,217)	(15,570,150)
Institutional 3 Class
Subscriptions	299,886	12,801,529	6,212,215	254,221,819
Distributions reinvested	374,684	14,829,998	292,172	11,885,552
Redemptions	(755,524)	(32,175,242)	(1,583,443)	(68,842,946)
Net increase (decrease)	(80,954)	(4,543,715)	4,920,944	197,264,425
Class K
Distributions reinvested	—	—	101	4,118
Redemptions	—	—	(1,805)	(80,309)
Net decrease	—	—	(1,704)	(76,191)
Class R
Subscriptions	92,458	3,536,822	138,681	5,589,740
Distributions reinvested	10,431	390,237	5,896	229,133
Redemptions	(101,461)	(4,030,166)	(530,901)	(21,760,491)
Net increase (decrease)	1,428	(103,107)	(386,324)	(15,941,618)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Class T
Distributions reinvested	1,498	56,748	1,332	52,258
Redemptions	(19,011)	(696,978)	(10,607)	(435,208)
Net decrease	(17,513)	(640,230)	(9,275)	(382,950)
Class V
Subscriptions	95,091	3,582,006	88,665	3,488,181
Distributions reinvested	311,108	11,644,762	232,297	9,008,492
Redemptions	(220,370)	(8,937,814)	(462,579)	(18,980,823)
Net increase (decrease)	185,829	6,288,954	(141,617)	(6,484,150)
Total net increase (decrease)	2,710,169	90,842,674	(3,512,129)	(152,557,783)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund | Semiannual Report 2019

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Columbia Large Cap Growth Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$43.86	(0.02)	(2.11)	(2.13)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.81	(0.05)	6.62	6.57	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.82	0.06	6.47	6.53	(0.08)	(0.46)	(0.54)
Year Ended 7/31/2016	$37.69	0.00 (e)	(0.36)	(0.36)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$34.51	0.03	7.24	7.27	(0.09)	(4.00)	(4.09)
Year Ended 7/31/2014	$31.25	0.06	4.90	4.96	(0.08)	(1.62)	(1.70)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$46.53	0.03	(2.23)	(2.20)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$42.06	0.05	7.00	7.05	(0.06)	(2.52)	(2.58)
Year Ended 7/31/2017	$35.69	0.15	6.84	6.99	(0.16)	(0.46)	(0.62)
Year Ended 7/31/2016	$39.49	0.07	(0.36)	(0.29)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$35.98	0.06	7.63	7.69	(0.18)	(4.00)	(4.18)
Year Ended 7/31/2014	$32.48	0.15	5.10	5.25	(0.15)	(1.62)	(1.77)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$36.70	(0.15)	(1.77)	(1.92)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$33.95	(0.30)	5.57	5.27	—	(2.52)	(2.52)
Year Ended 7/31/2017	$29.06	(0.18)	5.53	5.35	—	(0.46)	(0.46)
Year Ended 7/31/2016	$33.11	(0.21)	(0.33)	(0.54)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$30.90	(0.21)	6.42	6.21	—	(4.00)	(4.00)
Year Ended 7/31/2014	$28.27	(0.17)	4.42	4.25	—	(1.62)	(1.62)
Class E
Six Months Ended 1/31/2019 (Unaudited)	$43.65	(0.04)	(2.11)	(2.15)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.67	(0.10)	6.60	6.50	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.70	0.02	6.45	6.47	(0.04)	(0.46)	(0.50)
Year Ended 7/31/2016	$37.60	(0.03)	(0.36)	(0.39)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$34.44	(0.00) (e)	7.22	7.22	(0.06)	(4.00)	(4.06)
Year Ended 7/31/2014	$31.19	0.03	4.89	4.92	(0.05)	(1.62)	(1.67)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$45.56	0.03	(2.19)	(2.16)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.23	0.06	6.86	6.92	(0.07)	(2.52)	(2.59)
Year Ended 7/31/2017	$35.00	0.15	6.70	6.85	(0.16)	(0.46)	(0.62)
Year Ended 7/31/2016	$38.79	0.09	(0.37)	(0.28)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$35.41	0.13	7.43	7.56	(0.18)	(4.00)	(4.18)
Year Ended 7/31/2014	$32.01	0.15	5.03	5.18	(0.16)	(1.62)	(1.78)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	—	$38.36	(4.75%)	1.05% (c)	1.05% (c)	(0.12%) (c)	15%	$1,797,335
Year Ended 7/31/2018	—	$43.86	17.26%	1.05%	1.05% (d)	(0.13%)	32%	$1,976,097
Year Ended 7/31/2017	—	$39.81	19.61%	1.09%	1.09% (d)	0.16%	29%	$1,835,075
Year Ended 7/31/2016	—	$33.82	(0.99%)	1.10%	1.10% (d)	0.01%	45%	$1,809,727
Year Ended 7/31/2015	—	$37.69	22.51%	1.11%	1.11% (d)	0.09%	59%	$1,870,452
Year Ended 7/31/2014	—	$34.51	16.29%	1.14%	1.14% (d)	0.18%	88%	$1,581,112
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	—	$40.96	(4.62%)	0.80% (c)	0.80% (c)	0.14% (c)	15%	$12,166
Year Ended 7/31/2018	—	$46.53	17.52%	0.80%	0.80% (d)	0.12%	32%	$14,629
Year Ended 7/31/2017	—	$42.06	19.92%	0.84%	0.84% (d)	0.40%	29%	$11,552
Year Ended 7/31/2016	—	$35.69	(0.76%)	0.85%	0.85% (d)	0.21%	45%	$9,217
Year Ended 7/31/2015	—	$39.49	22.80%	0.86%	0.86% (d)	0.17%	59%	$6,506
Year Ended 7/31/2014	0.02	$35.98	16.67% (f)	0.89%	0.89% (d)	0.42%	88%	$766
Class C
Six Months Ended 1/31/2019 (Unaudited)	—	$31.41	(5.12%)	1.80% (c)	1.80% (c)	(0.87%) (c)	15%	$74,699
Year Ended 7/31/2018	—	$36.70	16.37%	1.80%	1.80% (d)	(0.87%)	32%	$75,872
Year Ended 7/31/2017	—	$33.95	18.72%	1.84%	1.84% (d)	(0.58%)	29%	$101,600
Year Ended 7/31/2016	—	$29.06	(1.73%)	1.86%	1.86% (d)	(0.74%)	45%	$109,092
Year Ended 7/31/2015	—	$33.11	21.59%	1.86%	1.86% (d)	(0.67%)	59%	$85,724
Year Ended 7/31/2014	—	$30.90	15.45%	1.89%	1.89% (d)	(0.57%)	88%	$63,200
Class E
Six Months Ended 1/31/2019 (Unaudited)	—	$38.13	(4.82%)	1.15% (c)	1.15% (c)	(0.21%) (c)	15%	$14,993
Year Ended 7/31/2018	—	$43.65	17.14%	1.15%	1.15% (d)	(0.23%)	32%	$16,877
Year Ended 7/31/2017	—	$39.67	19.50%	1.19%	1.19% (d)	0.06%	29%	$16,478
Year Ended 7/31/2016	—	$33.70	(1.08%)	1.20%	1.20% (d)	(0.09%)	45%	$14,797
Year Ended 7/31/2015	—	$37.60	22.37%	1.21%	1.21% (d)	(0.00%) (e)	59%	$16,539
Year Ended 7/31/2014	—	$34.44	16.18%	1.24%	1.24% (d)	0.08%	88%	$15,333
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	—	$40.03	(4.64%)	0.80% (c)	0.80% (c)	0.13% (c)	15%	$895,641
Year Ended 7/31/2018	—	$45.56	17.54%	0.80%	0.80% (d)	0.13%	32%	$996,845
Year Ended 7/31/2017	—	$41.23	19.92%	0.84%	0.84% (d)	0.40%	29%	$1,132,702
Year Ended 7/31/2016	—	$35.00	(0.74%)	0.85%	0.85% (d)	0.26%	45%	$957,955
Year Ended 7/31/2015	—	$38.79	22.80%	0.86%	0.86% (d)	0.34%	59%	$1,049,380
Year Ended 7/31/2014	—	$35.41	16.61%	0.89%	0.89% (d)	0.43%	88%	$889,169
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$45.59	0.04	(2.19)	(2.15)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.25	0.08	6.87	6.95	(0.09)	(2.52)	(2.61)
Year Ended 7/31/2017	$35.02	0.18	6.70	6.88	(0.19)	(0.46)	(0.65)
Year Ended 7/31/2016	$38.77	0.09	(0.33)	(0.24)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$35.39	0.09	7.51	7.60	(0.22)	(4.00)	(4.22)
Year Ended 7/31/2014	$32.00	0.19	5.02	5.21	(0.20)	(1.62)	(1.82)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$45.70	0.05	(2.19)	(2.14)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.35	0.09	6.88	6.97	(0.10)	(2.52)	(2.62)
Year Ended 7/31/2017	$35.10	0.16	6.76	6.92	(0.21)	(0.46)	(0.67)
Year Ended 7/31/2016	$38.83	0.13	(0.35)	(0.22)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$35.44	0.07	7.57	7.64	(0.25)	(4.00)	(4.25)
Year Ended 7/31/2014	$32.03	0.22	5.03	5.25	(0.22)	(1.62)	(1.84)
Class R
Six Months Ended 1/31/2019 (Unaudited)	$43.49	(0.08)	(2.09)	(2.17)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.59	(0.14)	6.56	6.42	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.65	(0.04)	6.44	6.40	—	(0.46)	(0.46)
Year Ended 7/31/2016	$37.60	(0.07)	(0.37)	(0.44)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$34.44	(0.07)	7.24	7.17	(0.01)	(4.00)	(4.01)
Year Ended 7/31/2014	$31.18	(0.02)	4.89	4.87	(0.00) (e)	(1.62)	(1.62)
Class V
Six Months Ended 1/31/2019 (Unaudited)	$43.47	(0.02)	(2.09)	(2.11)	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.48	(0.05)	6.56	6.51	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.55	0.06	6.41	6.47	(0.08)	(0.46)	(0.54)
Year Ended 7/31/2016	$37.41	0.00 (e)	(0.35)	(0.35)	—	(3.51)	(3.51)
Year Ended 7/31/2015	$34.27	0.03	7.19	7.22	(0.08)	(4.00)	(4.08)
Year Ended 7/31/2014	$31.05	0.04	4.87	4.91	(0.07)	(1.62)	(1.69)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.
(g)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	—	$40.07	(4.61%)	0.74% (c)	0.74% (c)	0.19% (c)	15%	$12,145
Year Ended 7/31/2018	—	$45.59	17.63%	0.73%	0.73%	0.19%	32%	$12,715
Year Ended 7/31/2017	—	$41.25	20.02%	0.74%	0.74%	0.49%	29%	$25,954
Year Ended 7/31/2016	—	$35.02	(0.64%)	0.76%	0.76%	0.28%	45%	$21,789
Year Ended 7/31/2015	—	$38.77	22.95%	0.75%	0.75%	0.25%	59%	$3,879
Year Ended 7/31/2014	—	$35.39	16.74%	0.75%	0.75%	0.57%	88%	$195
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	—	$40.19	(4.58%)	0.69% (c)	0.69% (c)	0.25% (c)	15%	$373,839
Year Ended 7/31/2018	—	$45.70	17.65%	0.69%	0.69%	0.20%	32%	$428,819
Year Ended 7/31/2017	—	$41.35	20.09%	0.69%	0.69%	0.41%	29%	$184,471
Year Ended 7/31/2016	—	$35.10	(0.58%)	0.69%	0.69%	0.39%	45%	$24,530
Year Ended 7/31/2015	—	$38.83	23.03%	0.71%	0.71%	0.19%	59%	$2,750
Year Ended 7/31/2014	—	$35.44	16.84%	0.70%	0.70%	0.66%	88%	$3
Class R
Six Months Ended 1/31/2019 (Unaudited)	—	$37.95	(4.89%)	1.30% (c)	1.30% (c)	(0.36%) (c)	15%	$13,940
Year Ended 7/31/2018	—	$43.49	16.96%	1.30%	1.30% (d)	(0.35%)	32%	$15,911
Year Ended 7/31/2017	—	$39.59	19.29%	1.34%	1.34% (d)	(0.10%)	29%	$29,781
Year Ended 7/31/2016	—	$33.65	(1.22%)	1.36%	1.36% (d)	(0.22%)	45%	$24,920
Year Ended 7/31/2015	—	$37.60	22.20%	1.36%	1.36% (d)	(0.20%)	59%	$5,421
Year Ended 7/31/2014	0.01	$34.44	16.06% (g)	1.39%	1.39% (d)	(0.06%)	88%	$1,534
Class V
Six Months Ended 1/31/2019 (Unaudited)	—	$37.99	(4.75%)	1.05% (c)	1.05% (c)	(0.12%) (c)	15%	$189,109
Year Ended 7/31/2018	—	$43.47	17.25%	1.05%	1.05% (d)	(0.13%)	32%	$208,329
Year Ended 7/31/2017	—	$39.48	19.59%	1.09%	1.09% (d)	0.16%	29%	$194,803
Year Ended 7/31/2016	—	$33.55	(0.97%)	1.11%	1.11% (d)	0.01%	45%	$179,935
Year Ended 7/31/2015	—	$37.41	22.49%	1.13%	1.13% (d)	0.08%	59%	$197,026
Year Ended 7/31/2014	—	$34.27	16.21%	1.19%	1.19% (d)	0.13%	88%	$172,830
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the investment amount. Class E shares purchased without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within one year after purchase. Class E shares are closed to new investors and new accounts.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
20	Columbia Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Large Cap Growth Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
22	Columbia Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Columbia Large Cap Growth Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
24	Columbia Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Class E	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
Class T	0.04 (a)
Class V	0.12

(a)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2019 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C, Class E and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class E, Class R and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Columbia Large Cap Growth Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	342,114
Class C	4,993
Class E	483
Class V	7,732
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	1.15%	1.19%
Advisor Class	0.90	0.94
Class C	1.90	1.94
Class E	1.25	1.29
Institutional Class	0.90	0.94
Institutional 2 Class	0.84	0.87
Institutional 3 Class	0.80	0.83
Class R	1.40	1.44
Class V	1.15	1.19
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
26	Columbia Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,154,631,000	1,309,156,000	(72,928,000)	1,236,228,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2018 as arising on August 1, 2018.
Late year ordinary losses ($)	Post-October capital losses ($)
3,374,960	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $512,577,706 and $727,454,652, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Large Cap Growth Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended January 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	1,000,000	2.93	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Shareholder concentration risk
At January 31, 2019, affiliated shareholders of record owned 41.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
28	Columbia Large Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Large Cap Growth Fund | Semiannual Report 2019	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia Large Cap Growth Fund | Semiannual Report 2019

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Columbia Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR174_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia AMT-Free Oregon Intermediate Muni Bond Fund
(to be renamed Columbia Oregon Intermediate Municipal Bond Fund, effective May 14, 2019)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund   |  Semiannual Report 2019

Columbia AMT-Free Oregon Intermediate Muni Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund) seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Deborah Vargo
Portfolio manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	1.85	2.46	2.23	3.07
	Including sales charges		-1.25	-0.63	1.61	2.76
Advisor Class*		03/19/13	1.97	2.72	2.49	3.33
Class C	Excluding sales charges	10/13/03	1.61	2.00	1.78	2.63
	Including sales charges		0.61	1.01	1.78	2.63
Institutional Class		07/02/84	1.97	2.72	2.49	3.32
Institutional 2 Class*		11/08/12	1.99	2.75	2.53	3.34
Institutional 3 Class*		03/01/17	2.02	2.81	2.50	3.33
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.32	3.50	3.08	3.90
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2019)
AAA rating	10.5
AA rating	53.4
A rating	23.3
BBB rating	5.1
BB rating	0.7
C rating	1.8
Not rated	5.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.50	1,021.02	4.22	4.23	0.83
Advisor Class	1,000.00	1,000.00	1,019.70	1,022.28	2.95	2.96	0.58
Class C	1,000.00	1,000.00	1,016.10	1,018.75	6.50	6.51	1.28
Institutional Class	1,000.00	1,000.00	1,019.70	1,022.28	2.95	2.96	0.58
Institutional 2 Class	1,000.00	1,000.00	1,019.90	1,022.43	2.80	2.80	0.55
Institutional 3 Class	1,000.00	1,000.00	1,020.20	1,022.68	2.55	2.55	0.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.5%
City of New York(a),(b)
Unlimited General Obligation Notes
Subordinated Series 2013H-1 (JPMorgan Chase Bank)
01/01/2036	1.630%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.6%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,432,014
07/01/2031	5.000%	1,750,000	1,998,622
07/01/2032	5.000%	2,000,000	2,277,820
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	7,170,113
Total			12,878,569
Charter Schools 0.2%
Oregon State Facilities Authority(c)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	202,398
06/15/2035	5.500%	540,000	545,443
Total			747,841
Higher Education 5.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,061,960
Series 2015
05/01/2030	5.000%	550,000	603,955
05/01/2036	5.000%	1,500,000	1,607,715
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	272,510
03/01/2025	5.000%	200,000	220,076
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Health & Science University(d)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	5,250,000	4,810,207
Oregon Health & Science University
Revenue Bonds
Series 2012E
07/01/2032	5.000%	7,000,000	7,635,250
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	271,745
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	571,780
04/01/2031	5.000%	530,000	604,142
Revenue Bonds
Linfield College Project
Series 2015A
10/01/2024	5.000%	1,390,000	1,580,889
Total			19,240,229
Hospital 12.4%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	758,089
08/01/2026	5.000%	1,200,000	1,300,128
08/01/2027	5.000%	1,260,000	1,361,632
08/01/2031	5.000%	2,860,000	3,062,002
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West
Series 2009A
09/01/2021	5.000%	3,685,000	3,753,394
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	548,955
Series 2016
09/01/2028	5.000%	265,000	307,482
09/01/2030	5.000%	830,000	952,616
09/01/2031	5.000%	500,000	569,845
09/01/2032	5.000%	270,000	306,342
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,602,275
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,208,850
Series 2016A
06/01/2033	5.000%	1,600,000	1,815,728
06/01/2034	5.000%	3,185,000	3,598,731
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,794,976
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,633,574
Series 2016
10/01/2031	5.000%	2,430,000	2,735,451
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,158,220
05/15/2030	5.000%	1,000,000	1,150,350
05/15/2031	5.000%	1,025,000	1,171,104
Total			43,789,744
Independent Power 1.8%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/2020	5.000%	3,235,000	3,225,489
01/01/2021	5.000%	3,000,000	2,979,450
Total			6,204,939
Local General Obligation 35.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	0.000%	500,000	540,085
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,090,800
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,674,210
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	610,695
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	571,595
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,683,458
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,267,024
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,943,703
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	2,004,375
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,947,238
06/01/2027	5.000%	1,715,000	1,987,171
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	660,000	695,904
02/15/2027	4.500%	500,000	538,910
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,308,297
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,595,465
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,194,159
City of Portland(d)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2019	0.000%	4,000,000	3,977,760
06/01/2020	0.000%	4,000,000	3,905,120

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	781,229
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,219,400
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	654,912
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	805,250
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,012,168
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,101,825
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,718,715
Clackamas County School District No. 62
Limited General Obligation Refunding Bonds
Series 2014
06/01/2034	5.000%	1,770,000	1,999,640
Clatsop County School District No. 1-C(f)
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,190,600
Clatsop County School District No. 30 Warrenton-Hammond(d),(f)
Unlimited General Obligation Bonds
Deferred Interest
06/15/2035	0.000%	1,000,000	529,290
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	592,755
06/15/2035	5.000%	1,000,000	1,180,080
Deschutes & Jefferson Counties School District No. 2J Redmond(d)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,185,256
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 4(d)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	593,040
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,146,360
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,050,720
06/15/2021	5.500%	1,410,000	1,529,483
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,354,466
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	543,555
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,107,080
Lane County School District No. 1 Pleasant Hill(d)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,310,358
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,320,500
Lane County School District No. 19 Springfield(d)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,274,215
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,047,578
06/15/2028	0.000%	1,480,000	1,135,486
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,195,940
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,188,240
06/15/2033	5.000%	240,000	284,088

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,352,840
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,550,380
Multnomah County School District No. 7 Reynolds(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,704,880
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	827,168
02/01/2028	4.000%	1,000,000	1,092,300
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,186,380
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,515,023
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,072,630
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,265,811
06/15/2031	5.000%	2,890,000	3,294,080
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/2029	4.500%	2,360,000	2,436,747
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,076,730
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,513,960
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,385,134
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Clackamas & Yamhill Counties School District No. 88J(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,713,285
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,336,730
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	2,907,175
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,970,602
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,085,960
Total			124,876,013
Multi-Family 1.1%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2019	4.000%	780,000	788,853
10/01/2020	4.000%	810,000	830,923
10/01/2022	4.000%	875,000	915,276
Oregon State Facilities Authority(c)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	491,560
10/01/2036	5.000%	1,000,000	1,009,440
Total			4,036,052
Municipal Power 2.0%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	403,627
12/01/2034	5.000%	400,000	459,936
12/01/2035	5.000%	410,000	470,331
12/01/2036	5.000%	440,000	503,562

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	637,548
08/01/2030	5.000%	420,000	501,304
08/01/2031	5.000%	450,000	533,322
08/01/2032	5.000%	250,000	294,828
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,666,382
12/01/2036	5.000%	1,545,000	1,737,229
Total			7,208,069
Other Bond Issue 0.6%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232
12/01/2040	2.400%	2,000,000	2,024,920
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	1,002,941
01/01/2029	5.000%	1,120,000	1,314,454
Total			2,317,395
Ports 1.1%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	681,900
12/01/2028	5.000%	645,000	712,925
12/01/2029	5.000%	340,000	375,217
12/01/2030	5.000%	335,000	368,976
12/01/2031	5.000%	375,000	412,222
12/01/2036	5.000%	1,160,000	1,265,200
Total			3,816,440
Refunded / Escrowed 7.7%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/2029	5.000%	3,410,000	3,685,119
City of Salem
Prerefunded 06/01/19 Limited General Obligation Bonds
Series 2009
06/01/2026	5.000%	3,315,000	3,351,067
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County School District No. 46 Oregon Trail
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Series 2009A
06/15/2026	5.000%	3,000,000	3,037,110
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/2024	5.000%	1,165,000	1,179,411
06/15/2025	5.000%	1,275,000	1,290,772
County of Lane
Prerefunded 11/01/19 Limited General Obligation Bonds
Series 2009A
11/01/2025	5.000%	1,140,000	1,168,181
Oregon State Lottery
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2027	5.000%	4,000,000	4,021,680
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,286,050
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 10/01/21 Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/2025	5.000%	3,000,000	3,253,740
Total			27,273,130
Retirement Communities 3.6%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2025	3.200%	765,000	761,955
05/15/2038	5.000%	220,000	230,307
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,209,080
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	655,000	675,443
12/01/2022	5.000%	500,000	535,300
Series 2016
12/01/2030	5.000%	325,000	352,541
12/01/2036	5.000%	900,000	961,776

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	685,481
10/01/2023	5.000%	645,000	719,981
10/01/2024	5.000%	455,000	505,769
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,266,065
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	609,151
05/15/2038	5.000%	500,000	544,420
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	508,660
Total			12,565,929
Single Family 1.5%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,900,000	2,843,856
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	85,000	86,923
Series 2011A
07/01/2025	5.250%	2,045,000	2,122,301
Series 2011B
07/01/2028	5.250%	330,000	340,131
Total			5,393,211
Special Non Property Tax 5.4%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	513,726
06/15/2031	5.000%	725,000	849,069
06/15/2032	5.000%	780,000	909,043
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,004,205
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015D
04/01/2027	5.000%	2,500,000	2,923,000
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,867,000
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,216,750
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,094,960
09/01/2032	4.000%	1,250,000	1,357,950
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,870,186
Series 2018A
09/01/2034	5.000%	550,000	648,549
09/01/2035	5.000%	800,000	936,656
Total			19,191,094
Special Property Tax 3.1%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,530,000	2,536,629
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,586,249
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,680,946
06/15/2027	5.000%	1,370,000	1,457,529
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,610,729
06/15/2026	5.000%	1,440,000	1,498,795
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	475,000	475,442
Total			10,846,319

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 2.8%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,504,412
Series 2015F
05/01/2030	5.000%	5,565,000	6,447,832
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	874,035
Series 2016A
08/01/2031	3.500%	500,000	521,785
08/01/2032	3.500%	500,000	517,680
Total			9,865,744
Transportation 3.2%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,474,578
10/01/2027	5.000%	1,485,000	1,795,513
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,923,224
Total			11,193,315
Water & Sewer 6.7%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,330,173
08/01/2023	4.000%	1,290,000	1,406,680
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,339,706
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	539,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,055,344
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,688,693
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	222,942
04/01/2026	4.000%	250,000	281,588
04/01/2027	4.000%	270,000	305,246
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2022	5.000%	4,620,000	5,029,840
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	229,096
11/01/2033	5.000%	265,000	303,385
11/01/2034	5.000%	250,000	285,282
11/01/2035	5.000%	225,000	256,057
11/01/2036	5.000%	200,000	226,866
Total			23,500,138
Total Municipal Bonds (Cost $337,803,226)			346,969,091

Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(h)	1,704,686	1,704,686
Total Money Market Funds (Cost $1,704,686)		1,704,686
Total Investments in Securities (Cost: $341,507,912)		350,673,777
Other Assets & Liabilities, Net		2,023,838
Net Assets		352,697,615

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $2,248,841, which represents 0.64% of total net assets.
(d)	Zero coupon bond.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(f)	Represents a security purchased on a when-issued basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2019, the total value of these securities amounted to $6,286,050, which represents 1.78% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	346,969,091	—	346,969,091
Money Market Funds	1,704,686	—	—	1,704,686
Total Investments in Securities	1,704,686	348,969,091	—	350,673,777
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	13

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $341,507,912)	$350,673,777
Cash	736,482
Receivable for:
Investments sold	312,887
Capital shares sold	727,061
Interest	3,137,208
Expense reimbursement due from Investment Manager	253
Prepaid expenses	1,222
Trustees’ deferred compensation plan	70,776
Total assets	355,659,666
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,708,800
Capital shares purchased	304,371
Distributions to shareholders	817,474
Management services fees	4,510
Distribution and/or service fees	529
Transfer agent fees	26,003
Compensation of chief compliance officer	15
Other expenses	29,573
Trustees’ deferred compensation plan	70,776
Total liabilities	2,962,051
Net assets applicable to outstanding capital stock	$352,697,615
Represented by
Paid in capital	342,885,175
Total distributable earnings (loss) (Note 2)	9,812,440
Total - representing net assets applicable to outstanding capital stock	$352,697,615
Class A
Net assets	$41,795,781
Shares outstanding	3,432,193
Net asset value per share	$12.18
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.56
Advisor Class
Net assets	$1,147,349
Shares outstanding	94,212
Net asset value per share	$12.18
Class C
Net assets	$12,691,328
Shares outstanding	1,042,094
Net asset value per share	$12.18
Institutional Class
Net assets	$266,274,659
Shares outstanding	21,866,082
Net asset value per share	$12.18
Institutional 2 Class
Net assets	$23,779,274
Shares outstanding	1,955,745
Net asset value per share	$12.16
Institutional 3 Class
Net assets	$7,009,224
Shares outstanding	574,771
Net asset value per share	$12.19
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$14,994
Interest	6,248,124
Total income	6,263,118
Expenses:
Management services fees	861,700
Distribution and/or service fees
Class A	48,701
Class C	69,712
Transfer agent fees
Class A	18,094
Advisor Class	358
Class C	6,458
Institutional Class	130,541
Institutional 2 Class	7,663
Institutional 3 Class	249
Compensation of board members	9,588
Custodian fees	1,845
Printing and postage fees	10,297
Registration fees	5,029
Audit fees	17,346
Legal fees	4,273
Compensation of chief compliance officer	74
Other	7,623
Total expenses	1,199,551
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(14,861)
Fees waived by distributor
Class C	(20,914)
Total net expenses	1,163,776
Net investment income	5,099,342
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	541,422
Net realized gain	541,422
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	905,715
Net change in unrealized appreciation (depreciation)	905,715
Net realized and unrealized gain	1,447,137
Net increase in net assets resulting from operations	$6,546,479
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$5,099,342	$11,244,424
Net realized gain	541,422	1,438,852
Net change in unrealized appreciation (depreciation)	905,715	(12,012,467)
Net increase in net assets resulting from operations	6,546,479	670,809
Distributions to shareholders
Net investment income and net realized gains
Class A	(575,595)
Advisor Class	(12,334)
Class C	(175,700)
Institutional Class	(4,531,569)
Institutional 2 Class	(425,867)
Institutional 3 Class	(101,150)
Net investment income
Class A		(1,023,646)
Advisor Class		(17,973)
Class B		(2)
Class C		(434,858)
Institutional Class		(8,614,649)
Institutional 2 Class		(1,057,248)
Institutional 3 Class		(85,509)
Total distributions to shareholders (Note 2)	(5,822,215)	(11,233,885)
Decrease in net assets from capital stock activity	(31,919,819)	(49,946,991)
Total decrease in net assets	(31,195,555)	(60,510,067)
Net assets at beginning of period	383,893,170	444,403,237
Net assets at end of period	$352,697,615	$383,893,170
Undistributed net investment income	$342,305	$336,818
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	855,539	10,326,082	852,699	10,424,739
Distributions reinvested	46,863	565,027	81,921	1,003,849
Redemptions	(756,916)	(9,087,286)	(1,132,314)	(13,889,439)
Net increase (decrease)	145,486	1,803,823	(197,694)	(2,460,851)
Advisor Class
Subscriptions	64,286	777,425	27,082	332,076
Distributions reinvested	1,021	12,324	1,466	17,973
Redemptions	(25,444)	(307,323)	(27,543)	(338,174)
Net increase	39,863	482,426	1,005	11,875
Class B
Redemptions	—	—	(838)	(10,465)
Net decrease	—	—	(838)	(10,465)
Class C
Subscriptions	60,120	724,866	146,660	1,803,274
Distributions reinvested	13,469	162,359	32,949	403,964
Redemptions	(228,358)	(2,753,871)	(936,705)	(11,465,559)
Net decrease	(154,769)	(1,866,646)	(757,096)	(9,258,321)
Institutional Class
Subscriptions	489,146	5,901,047	1,605,164	19,718,945
Distributions reinvested	291,100	3,509,183	536,443	6,573,596
Redemptions	(3,091,422)	(37,172,842)	(4,734,172)	(58,181,728)
Net decrease	(2,311,176)	(27,762,612)	(2,592,565)	(31,889,187)
Institutional 2 Class
Subscriptions	357,412	4,313,246	1,234,296	15,174,745
Distributions reinvested	35,365	425,690	86,278	1,056,972
Redemptions	(1,031,961)	(12,375,613)	(2,158,353)	(26,518,434)
Net decrease	(639,184)	(7,636,677)	(837,779)	(10,286,717)
Institutional 3 Class
Subscriptions	358,045	4,289,315	369,381	4,578,378
Distributions reinvested	5,793	69,883	6,973	85,219
Redemptions	(107,540)	(1,299,331)	(58,694)	(716,922)
Net increase	256,298	3,059,867	317,660	3,946,675
Total net decrease	(2,663,482)	(31,919,819)	(4,067,307)	(49,946,991)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$12.14	0.16	0.06	0.22	(0.16)	(0.02)	(0.18)
Year Ended 7/31/2018	$12.45	0.31	(0.31)	0.00 (d)	(0.31)	—	(0.31)
Year Ended 7/31/2017	$12.82	0.32	(0.37)	(0.05)	(0.32)	—	(0.32)
Year Ended 7/31/2016	$12.54	0.33	0.28	0.61	(0.33)	—	(0.33)
Year Ended 7/31/2015	$12.61	0.34	(0.07)	0.27	(0.34)	—	(0.34)
Year Ended 7/31/2014	$12.30	0.35	0.31	0.66	(0.35)	(0.00) (d)	(0.35)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$12.14	0.17	0.07	0.24	(0.18)	(0.02)	(0.20)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—	(0.36)
Year Ended 7/31/2015	$12.60	0.37	(0.06)	0.31	(0.37)	—	(0.37)
Year Ended 7/31/2014	$12.30	0.38	0.30	0.68	(0.38)	(0.00) (d)	(0.38)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$12.14	0.13	0.06	0.19	(0.13)	(0.02)	(0.15)
Year Ended 7/31/2018	$12.45	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)
Year Ended 7/31/2017	$12.83	0.26	(0.38)	(0.12)	(0.26)	—	(0.26)
Year Ended 7/31/2016	$12.54	0.27	0.29	0.56	(0.27)	—	(0.27)
Year Ended 7/31/2015	$12.61	0.29	(0.07)	0.22	(0.29)	—	(0.29)
Year Ended 7/31/2014	$12.31	0.30	0.30	0.60	(0.30)	(0.00) (d)	(0.30)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$12.14	0.17	0.07	0.24	(0.18)	(0.02)	(0.20)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—	(0.36)
Year Ended 7/31/2015	$12.61	0.37	(0.07)	0.30	(0.37)	—	(0.37)
Year Ended 7/31/2014	$12.31	0.38	0.30	0.68	(0.38)	(0.00) (d)	(0.38)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$12.12	0.17	0.07	0.24	(0.18)	(0.02)	(0.20)
Year Ended 7/31/2018	$12.43	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.81	0.35	(0.38)	(0.03)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.53	0.37	0.28	0.65	(0.37)	—	(0.37)
Year Ended 7/31/2015	$12.59	0.38	(0.06)	0.32	(0.38)	—	(0.38)
Year Ended 7/31/2014	$12.29	0.38	0.30	0.68	(0.38)	(0.00) (d)	(0.38)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$12.18	1.85%	0.84% (c)	0.83% (c)	2.58% (c)	2%	$41,796
Year Ended 7/31/2018	$12.14	0.01%	0.84%	0.84% (e)	2.53%	10%	$39,896
Year Ended 7/31/2017	$12.45	(0.39%)	0.83% (f)	0.83% (e),(f)	2.53%	15%	$43,387
Year Ended 7/31/2016	$12.82	4.92%	0.86%	0.85% (e)	2.60%	9%	$50,750
Year Ended 7/31/2015	$12.54	2.17%	0.87%	0.83% (e)	2.71%	11%	$41,121
Year Ended 7/31/2014	$12.61	5.43%	0.86%	0.81% (e)	2.81%	9%	$37,935
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$12.18	1.97%	0.60% (c)	0.58% (c)	2.85% (c)	2%	$1,147
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59% (e)	2.78%	10%	$660
Year Ended 7/31/2017	$12.45	(0.14%)	0.59% (f)	0.59% (e),(f)	2.80%	15%	$664
Year Ended 7/31/2016	$12.82	5.18%	0.61%	0.61% (e)	2.85%	9%	$307
Year Ended 7/31/2015	$12.54	2.50%	0.62%	0.58% (e)	2.97%	11%	$130
Year Ended 7/31/2014	$12.60	5.58%	0.62%	0.56% (e)	3.08%	9%	$77
Class C
Six Months Ended 1/31/2019 (Unaudited)	$12.18	1.61%	1.59% (c)	1.28% (c)	2.12% (c)	2%	$12,691
Year Ended 7/31/2018	$12.14	(0.44%)	1.59%	1.29% (e)	2.07%	10%	$14,530
Year Ended 7/31/2017	$12.45	(0.91%)	1.58% (f)	1.28% (e),(f)	2.09%	15%	$24,330
Year Ended 7/31/2016	$12.83	4.53%	1.61%	1.30% (e)	2.15%	9%	$28,438
Year Ended 7/31/2015	$12.54	1.73%	1.62%	1.26% (e)	2.27%	11%	$24,863
Year Ended 7/31/2014	$12.61	4.93%	1.61%	1.21% (e)	2.41%	9%	$23,694
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$12.18	1.97%	0.59% (c)	0.58% (c)	2.82% (c)	2%	$266,275
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59% (e)	2.77%	10%	$293,485
Year Ended 7/31/2017	$12.45	(0.14%)	0.58% (f)	0.58% (e),(f)	2.79%	15%	$333,321
Year Ended 7/31/2016	$12.82	5.18%	0.61%	0.60% (e)	2.85%	9%	$374,062
Year Ended 7/31/2015	$12.54	2.42%	0.62%	0.58% (e)	2.96%	11%	$366,351
Year Ended 7/31/2014	$12.61	5.61%	0.61%	0.56% (e)	3.06%	9%	$370,871
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$12.16	1.99%	0.56% (c)	0.55% (c)	2.85% (c)	2%	$23,779
Year Ended 7/31/2018	$12.12	0.28%	0.56%	0.56%	2.80%	10%	$31,451
Year Ended 7/31/2017	$12.43	(0.18%)	0.55% (f)	0.55% (f)	2.85%	15%	$42,681
Year Ended 7/31/2016	$12.81	5.24%	0.55%	0.55%	2.90%	9%	$24,844
Year Ended 7/31/2015	$12.53	2.54%	0.55%	0.55%	3.00%	11%	$18,712
Year Ended 7/31/2014	$12.59	5.64%	0.56%	0.53%	3.09%	9%	$8,092
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$12.15	0.18	0.06	0.24	(0.18)	(0.02)	(0.20)
Year Ended 7/31/2018	$12.47	0.35	(0.32)	0.03	(0.35)	—	(0.35)
Year Ended 7/31/2017(g)	$12.30	0.15	0.17 (h)	0.32	(0.15)	—	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.02%	0.01%	0.02%	0.02%	0.01%

(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$12.19	2.02%	0.51% (c)	0.50% (c)	2.92% (c)	2%	$7,009
Year Ended 7/31/2018	$12.15	0.26%	0.51%	0.51%	2.90%	10%	$3,871
Year Ended 7/31/2017(g)	$12.47	2.59%	0.53% (c)	0.53% (c)	2.84% (c)	15%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	21

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
22	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.47% of the Fund’s average daily net assets.
24	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended January 31, 2019, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $3,908,275 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	11,604
Class C	188
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	0.82%	0.84%
Advisor Class	0.57	0.59
Class C	1.57	1.59
Institutional Class	0.57	0.59
Institutional 2 Class	0.54	0.56
Institutional 3 Class	0.49	0.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or
26	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
341,508,000	9,713,000	(547,000)	9,166,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,760,769 and $34,673,365, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2019, one unaffiliated shareholder of record owned 14.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
28	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2019

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR207_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Tax-Exempt Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Tax-Exempt Fund   |  Semiannual Report 2019

Columbia Tax-Exempt Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Tax-Exempt Fund (the Fund) ) seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Kimberly Campbell
Lead Portfolio Manager
Managed Fund since 2002
Catherine Stienstra
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/21/78	0.95	2.01	3.73	4.88
	Including sales charges		-2.06	-1.07	3.09	4.56
Advisor Class*		03/19/13	0.98	2.21	3.93	5.00
Class C	Excluding sales charges	08/01/97	0.54	1.35	3.09	4.25
	Including sales charges		-0.44	0.37	3.09	4.25
Institutional Class		09/16/05	1.05	2.21	3.93	5.08
Institutional 2 Class*		12/11/13	1.06	2.22	3.97	5.01
Institutional 3 Class*		03/01/17	1.01	2.28	3.81	4.92
Bloomberg Barclays Municipal Bond Index			2.05	3.26	3.57	4.55
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Tax-Exempt Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2019)
AAA rating	3.3
AA rating	17.4
A rating	39.8
BBB rating	24.0
BB rating	3.5
B rating	1.2
C rating	0.2
Not rated	10.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2019)
Illinois	14.9
Texas	9.1
California	8.9
Pennsylvania	7.9
Florida	7.6
Michigan	4.8
New York	4.6
New Jersey	3.5
Minnesota	3.1
Colorado	2.9
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Tax-Exempt Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.50	1,021.53	3.70	3.72	0.73
Advisor Class	1,000.00	1,000.00	1,009.80	1,022.53	2.68	2.70	0.53
Class C	1,000.00	1,000.00	1,005.40	1,018.25	6.98	7.02	1.38
Institutional Class	1,000.00	1,000.00	1,010.50	1,022.53	2.69	2.70	0.53
Institutional 2 Class	1,000.00	1,000.00	1,010.60	1,022.58	2.64	2.65	0.52
Institutional 3 Class	1,000.00	1,000.00	1,010.10	1,022.84	2.38	2.40	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a)
01/01/2029	5.000%	495,280	445,752
Total Corporate Bonds & Notes (Cost $495,280)			445,752

Floating Rate Notes 1.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.1%
Indiana Finance Authority(b),(c)
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (Wells Fargo Bank)
02/01/2037	1.620%	3,270,000	3,270,000
Minnesota 0.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	1.610%	1,300,000	1,300,000
New York 1.2%
City of New York(b),(c)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.630%	13,050,000	13,050,000
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.630%	2,700,000	2,700,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.630%	7,655,000	7,655,000
06/15/2050	1.630%	5,915,000	5,915,000
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.650%	10,245,000	10,245,000
Total			39,565,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.2%
City of Murray(b),(c)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.650%	5,350,000	5,350,000
Total Floating Rate Notes (Cost $49,485,000)			49,485,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.7%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	19,465,000	22,697,942
Arizona 2.1%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,579,320
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	16,181,700
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05/15/2035	5.000%	13,750,000	14,233,037
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	2,680,000	2,748,152
Industrial Development Authority of the County of Pima (The)(e)
Revenue Bonds
GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT
09/01/2021	8.200%	5,225,000	5,737,991
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions -Harmony Public
Series 2018
02/15/2038	5.000%	825,000	879,277
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(d)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	1,999,840
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	9,775,000	9,894,841
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	8,392,055
Tempe Industrial Development Authority(d)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2052	6.125%	1,400,000	1,501,346
Total			69,147,559
Arkansas 0.2%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,342,040
12/01/2042	5.000%	2,000,000	2,158,940
Total			6,500,980
California 8.8%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2026	6.125%	3,420,000	3,770,447
07/01/2041	6.125%	7,015,000	7,532,286
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,146,600
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	15,299,100
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,664,505
02/01/2037	5.000%	1,000,000	1,105,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(e)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2043	5.000%	500,000	545,410
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,830,000	274,500
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	10,113,100
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,343,530
07/01/2046	6.375%	150,000	167,177
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	5,035,130
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,824,110
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,725,191
11/01/2034	5.000%	3,700,000	3,826,503
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,762,847
11/01/2043	6.375%	1,035,000	1,166,310
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,055,019
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,702,755

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Castaic Lake Water Agency(g)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,416,723
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2022	4.000%	1,500,000	1,575,945
09/01/2025	5.000%	790,000	849,274
09/01/2026	5.000%	1,230,000	1,317,527
09/01/2027	5.000%	1,280,000	1,368,832
City of Los Angeles Department of Airports(e)
Revenue Bonds
Subordinated Series 2017A AMT
05/15/2042	5.000%	4,375,000	4,886,306
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	3,910,000	4,403,833
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,430,747
Series 2014A
01/15/2046	5.750%	19,005,000	21,325,891
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	944,720
Series 2018A-2
06/01/2047	5.000%	9,500,000	8,974,840
Los Angeles County Schools Regionalized Business Services Corp.(g)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,011,312
Norwalk-La Mirada Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	8,909,194
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	4,962,762
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	7,316,437
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Revenue Bonds
Series 2014A AMT
05/01/2044	5.000%	24,000,000	26,262,240
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	20,000,000	20,122,400
11/01/2039	5.500%	15,520,000	15,913,898
Series 2010
03/01/2033	6.000%	5,000,000	5,232,950
03/01/2040	5.500%	17,200,000	17,823,672
Series 2012
04/01/2035	5.250%	11,000,000	12,028,500
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,017
Various Purpose
Series 2009
04/01/2035	6.000%	8,670,000	8,727,395
04/01/2038	6.000%	14,520,000	14,614,525
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,351,921
09/01/2028	5.000%	1,315,000	1,387,956
09/01/2029	5.000%	1,405,000	1,476,655
09/01/2030	5.000%	1,480,000	1,552,934
09/01/2031	5.000%	1,555,000	1,628,971
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,760,000	1,951,136
Total			292,835,283
Colorado 2.8%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Special Revenue
Series 2018
12/01/2038	5.000%	620,000	627,564
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018-A AMT
12/01/2048	4.000%	11,500,000	11,536,685

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(d)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,545,420
07/01/2044	5.375%	2,100,000	2,118,018
07/01/2049	5.500%	925,000	936,155
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
09/15/2048	5.000%	15,000,000	15,674,700
09/15/2053	5.000%	10,000,000	10,354,700
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,850,570
Series 2015
12/01/2035	5.000%	3,800,000	4,105,064
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	4,747,127
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,414,750
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2051	5.000%	2,500,000	2,654,625
12/31/2056	5.000%	2,300,000	2,434,780
Colorado Housing & Finance Authority
Revenue Bonds
Series 2018 (GNMA)
11/01/2038	3.600%	5,000,000	4,957,900
E-470 Public Highway Authority(g)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	5,984,483
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/2029	6.000%	5,000,000	5,153,950
Revenue Bonds
Series 2012A
11/15/2042	5.000%	7,325,000	7,973,116
Total			94,069,607
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.5%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2030	5.600%	1,000,000	975,010
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/2020	5.000%	10,000	10,029
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,264,887
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/2041	5.000%	1,625,000	1,716,699
Western Connecticut Health
Series 2011M
07/01/2041	5.375%	1,500,000	1,591,830
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	8,750,000	9,359,437
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	551,310
Series 2018-E
09/15/2034	5.000%	2,000,000	2,241,320
Total			17,710,522
Delaware 0.3%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/2031	5.400%	5,000,000	5,211,250
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,066,180
09/01/2042	5.000%	1,350,000	1,389,839
Total			8,667,269

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.4%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	294,185
07/01/2048	6.000%	1,150,000	1,353,251
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	9,889,193
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,471,216
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	506,140
07/01/2042	5.000%	1,000,000	999,950
Total			14,513,935
Florida 7.5%
Capital Trust Agency, Inc.(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,665,000	1,674,624
12/01/2050	7.125%	1,000,000	1,009,790
University Bridge LLC Student Housing Project
Series 2018
12/01/2043	5.250%	13,000,000	12,874,420
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	10,818,990
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
11/15/2048	5.000%	2,500,000	2,626,125
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	23,652,640
County of Broward Airport System(e)
Revenue Bonds
Series 2015A AMT
10/01/2045	5.000%	14,000,000	15,280,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014A AMT
10/01/2033	5.000%	15,000,000	16,525,350
10/01/2036	5.000%	21,400,000	23,401,542
Series 2017B AMT
10/01/2040	5.000%	11,250,000	12,500,550
Florida Development Finance Corp.(d)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	420,000	388,168
06/15/2044	6.000%	3,100,000	2,754,226
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	3,976,213
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,105,840
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2022	5.500%	965,000	985,902
06/15/2032	6.000%	4,000,000	4,123,400
06/15/2043	6.125%	5,000,000	5,096,150
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	15,000,000	17,008,950
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	6,565,000	6,492,654
Greater Orlando Aviation Authority(e)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	2,665,000	2,934,058
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International
Subordinated Series 2018 AMT
10/01/2048	5.000%	9,300,000	10,321,791
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	11,115,000	12,227,056
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,500,950

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	7,979,790
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,114,354
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/2022	6.875%	1,665,000	1,831,051
Orange County Industrial Development Authority(d),(e)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018-A AMT
07/01/2048	4.000%	9,840,000	5,899,375
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,637,385
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	765,398
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,367,025
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,335,725
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,839,825
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	12,785,000	13,134,414
Total			250,184,171
Georgia 1.1%
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,660,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2053	6.500%	6,600,000	6,637,290
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,267,930
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,640,385
Gainesville & Hall County Hospital Authority
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	6,925,000	7,160,865
Georgia State Road & Tollway Authority(d),(g)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	457,494
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,309,350
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P Escrowed to Maturity (AMBAC)
07/01/2020	6.250%	990,000	1,026,679
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,221,960
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
12/01/2048	6.250%	2,945,000	2,957,546
Total			35,340,249
Hawaii 0.3%
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2029	8.750%	825,000	869,006
11/15/2044	9.000%	3,000,000	3,165,300
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,420,354
11/15/2037	5.250%	1,945,000	2,116,919

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,795,000	1,859,081
Total			9,430,660
Idaho 0.8%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,658,578
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	10,010,407
10/01/2044	8.000%	5,635,000	6,233,662
10/01/2049	8.125%	4,365,000	4,843,666
Total			24,746,313
Illinois 14.7%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	12,663,515
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	4,000,000	4,016,720
Series 2018
12/01/2046	5.000%	5,000,000	5,030,500
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2033	5.000%	1,000,000	1,111,440
Chicago Midway International Airport(e)
Refunding Revenue Bonds
2nd Lien
Series 2014A AMT
01/01/2041	5.000%	10,000,000	10,768,900
Series 2016A AMT
01/01/2033	4.000%	3,500,000	3,539,970
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A AMT
01/01/2048	5.000%	7,455,000	8,136,163
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2047	5.000%	7,000,000	7,539,140
01/01/2052	5.000%	17,620,000	18,828,556
Series 2015C AMT
01/01/2046	5.000%	12,525,000	13,347,391
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	2,400,000	2,606,160
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,910,736
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,087,470
01/01/2034	5.000%	1,000,000	1,083,650
01/01/2036	5.000%	1,000,000	1,076,680
City of Chicago
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	17,625,000	17,796,491
Series 2012A
01/01/2034	5.000%	10,510,000	10,688,565
Series 2009C
01/01/2040	5.000%	585,000	585,819
Series 2015A
01/01/2033	5.500%	8,350,000	8,880,976
01/01/2039	5.500%	1,500,000	1,580,175
Series 2017A
01/01/2038	6.000%	13,080,000	14,603,166
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	4,200,000	4,408,782
01/01/2033	5.250%	10,250,000	10,680,910
01/01/2035	5.000%	4,000,000	4,110,080
01/01/2036	5.000%	12,500,000	12,816,250
Series 2005D
01/01/2040	5.500%	2,000,000	2,102,660
Series 2007E
01/01/2042	5.500%	1,000,000	1,048,690
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,369,513
01/01/2039	5.000%	2,970,000	3,200,918

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,275,760
01/01/2044	5.000%	4,000,000	4,249,760
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,081,468
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,098,630
11/01/2039	5.000%	2,000,000	2,176,420
11/01/2044	5.000%	2,850,000	3,088,973
Series 2016
11/01/2030	5.000%	1,000,000	1,126,170
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,099,924
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2020	8.250%	1,015,000	1,071,505
01/01/2023	8.250%	1,420,000	1,729,276
Illinois Development Finance Authority(g)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	68,000,000	66,446,200
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	5,550,000	6,149,345
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	16,000,000	16,434,560
Refunding Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,006,200
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	21,799,106
Series 2015B
11/15/2039	5.000%	6,590,000	7,115,684
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,024,442
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,613,022
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	3,260,000	3,363,309
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,603,750
01/01/2039	5.000%	5,000,000	5,560,500
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	7,725,000	7,941,763
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	16,192,818
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	16,435,050
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/2020	7.750%	1,930,000	2,023,528
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,035,228
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,459,520
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,438,840
Series 2013
07/01/2038	5.500%	4,125,000	4,304,850
Series 2013A
04/01/2036	5.000%	8,000,000	8,155,760
Series 2014
02/01/2039	5.000%	15,000,000	15,244,800
Series 2017D
11/01/2027	5.000%	20,220,000	21,931,016

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,319,080
Total			489,216,243
Indiana 0.2%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	40,000	40,387
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,233,503
11/15/2041	5.750%	5,655,000	5,961,331
Indianapolis Airport Authority(e),(f)
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/2031	0.000%	1,022,832	307
Total			7,235,528
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	506,910
08/01/2038	5.000%	500,000	500,545
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	8,275,000	8,521,512
Iowa Student Loan Liquidity Corp.(e)
Revenue Bonds
Series 2011A-2 AMT
12/01/2026	5.600%	1,710,000	1,779,717
12/01/2027	5.700%	1,175,000	1,221,765
Total			12,530,449
Kansas 1.2%
City of Overland Park
Revenue Bonds
Prairiefire Lionsgate Project
Series 2012
12/15/2029	5.250%	11,000,000	8,940,910
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	31,605,650
Total			40,546,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 1.0%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	14,550,000	15,444,970
Series 2010B
03/01/2040	6.375%	5,800,000	6,148,058
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,846,145
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	7,348,902
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,289,400
Total			33,077,475
Louisiana 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	6,250,000	6,652,187
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	28,155
05/15/2041	4.000%	25,000	28,155
05/15/2047	5.000%	15,000	17,900
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,270,747
Series 2017
05/15/2036	5.000%	1,750,000	1,922,672
05/15/2046	5.000%	15,000,000	16,157,250
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,514,660
07/01/2052	5.000%	1,600,000	1,713,232

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	18,465,000	20,048,743
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	3,725,000	4,051,608
Series 2015B AMT
01/01/2045	5.000%	21,150,000	22,935,060
Total			76,340,369
Maryland 0.9%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07/01/2036	5.500%	6,295,000	6,297,896
Maryland Economic Development Corp.
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2030	5.000%	400,000	416,872
Towson University Project
Series 2012
07/01/2029	5.000%	650,000	697,476
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,179,073
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,206,460
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,541,278
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,422,653
Total			30,761,708
Massachusetts 2.3%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,596,965
01/01/2030	5.500%	2,500,000	3,202,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,865,640
Series 2008B
07/01/2027	5.250%	710,000	882,168
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	575,000	605,400
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,282,430
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	1,000,000	1,073,130
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2029	5.000%	80,000	88,286
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,145,000	1,123,943
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	6.650%	4,605,000	4,612,690
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,672,785
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,645,700
Massachusetts Development Finance Agency(g)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	767,588	192,212
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	4,500,000	4,559,850
Series 2016J AMT
07/01/2033	3.500%	4,475,000	4,483,681

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2025	5.000%	6,000,000	6,836,700
01/01/2027	5.000%	3,000,000	3,344,910
Issue I
Series 2010B AMT
01/01/2031	5.700%	3,440,000	3,524,693
Series 2011J AMT
07/01/2033	5.625%	910,000	951,896
Series 2012J AMT
07/01/2025	4.625%	2,970,000	3,053,368
07/01/2028	4.900%	395,000	413,332
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/2028	6.000%	240,000	245,962
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	500,000	504,580
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,265,180
Massachusetts Housing Finance Agency(e)
Revenue Bonds
Housing
Series 2011A AMT
12/01/2036	5.250%	720,000	737,050
Series 2010C AMT
12/01/2030	5.000%	325,000	326,995
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,744,300
Massachusetts Port Authority(e)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC) AMT
07/01/2032	5.000%	2,000,000	2,005,640
Massachusetts State College Building Authority(g)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,744,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2036	5.250%	3,000,000	3,202,470
Total			77,788,666
Michigan 4.7%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,847,995
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2036	5.000%	4,105,000	4,306,966
07/01/2041	5.250%	8,765,000	9,333,235
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/2034	5.000%	5,000	5,012
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/2022	5.000%	615,000	615,314
11/01/2032	4.750%	1,170,000	1,120,883
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,289,796
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	16,839,806
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	9,264,193
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,174,956
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,053,840
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	18,162,979

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	7,847,779
07/01/2035	5.000%	4,830,000	5,334,687
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,132,220
Michigan Finance Authority(e)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2 AMT
07/01/2044	5.000%	1,500,000	1,586,490
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	4,965,600
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/2021	7.000%	2,505,000	2,764,167
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018 AMT
06/30/2048	5.000%	3,000,000	3,256,110
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,150,203
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,177,021
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,034,156
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F AMT
12/01/2033	5.000%	11,495,000	12,836,237
Revenue Bonds
Series 2017B AMT
12/01/2047	5.000%	1,000,000	1,094,700
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	23,793,871
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	710,000	786,013
Total			156,774,229
Minnesota 3.0%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	11,364,052
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	3,914,040
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2048	4.000%	5,000,000	4,991,100
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,067,247
11/15/2040	5.000%	935,000	1,108,751
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,294,660
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	2,800,000	2,938,824
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	25,893,725
01/01/2023	0.000%	26,500,000	24,365,690
01/01/2025	0.000%	17,500,000	15,234,800
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	6,217,796
Total			100,390,685

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,749,900
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	3,985,000	4,392,347
Total			7,142,247
Missouri 2.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	550,870
03/01/2036	5.000%	1,250,000	1,354,337
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	360,000	357,797
11/01/2039	6.875%	1,500,000	1,505,205
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2010
02/01/2042	5.500%	2,000,000	2,032,200
Series 2011
02/01/2031	5.750%	1,730,000	1,814,459
02/01/2041	6.000%	2,600,000	2,716,844
Series 2014
02/01/2035	5.000%	7,350,000	7,710,076
02/01/2044	5.000%	12,725,000	13,144,416
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	12,000,000	12,955,800
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,321,226
05/15/2042	5.250%	2,290,000	2,401,019
Missouri Development Finance Board(e)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 AMT
03/15/2029	5.200%	6,385,000	7,651,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,333,300
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,861,320
Total			69,710,589
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,100,239
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/2040	5.625%	875,000	898,590
Madonna Rehabilitation Hospital
Series 2014
05/15/2028	5.000%	2,025,000	2,230,699
05/15/2029	5.000%	2,125,000	2,332,124
05/15/2030	5.000%	2,000,000	2,180,640
05/15/2036	5.000%	1,000,000	1,068,210
05/15/2044	5.000%	6,400,000	6,738,944
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,307,500
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	4,290,000	4,212,952
Revenue Bonds
Series 2018-C (GNMA)
09/01/2038	3.750%	4,000,000	4,005,720
Total			36,975,379
Nevada 0.9%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,663,875

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,184,747
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,447,275
City of Sparks(d)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2028	6.750%	2,000,000	2,001,560
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	18,750,000	19,238,438
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,039,801
Series 2018A
12/15/2038	5.000%	835,000	841,705
Total			29,417,401
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,388,140
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,828,733
07/01/2042	6.250%	1,000,000	1,048,520
Total			6,265,393
New Jersey 3.5%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,011,356
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2037	0.000%	4,000,000	42,000
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,054,755
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,972,200
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,720,285
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	995,800
01/01/2044	5.250%	750,000	750,285
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,479,288
Series 2015WW
06/15/2040	5.250%	2,750,000	2,914,367
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,307,288
New Jersey Economic Development Authority(e)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/2023	5.125%	5,000,000	5,392,050
09/15/2029	5.250%	2,500,000	2,712,025
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07/01/2033	5.750%	750,000	762,323
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,080,085
Transportation System
Series 2018-A
12/15/2034	5.000%	6,000,000	6,500,040

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,651,867
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,512,240
Series 2017G
01/01/2043	4.000%	12,000,000	12,252,480
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,986,800
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	7,464,180
06/01/2046	5.250%	2,000,000	2,114,640
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	3,828,851
Union County Utilities Authority(e)
Refunding Revenue Bonds
Covanta Union
Series 2011 AMT
12/01/2031	5.250%	15,000,000	16,271,700
Total			115,776,920
New York 3.4%
Build NYC Resource Corp.(d),(e)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2025	4.500%	500,000	536,675
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,839,120
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/2046	5.000%	2,000,000	2,011,280
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,888,365
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	13,350,000	13,850,491
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,568,740
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	10,050,000	10,109,697
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,222,980
Laguardia Airport Terminal B Redevelopment Project
Series 2016 AMT
01/01/2050	5.250%	7,500,000	7,974,075
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	14,000,000	13,793,080
Port Authority of New York & New Jersey(e)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	1,500,000	1,533,555
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/2022	5.750%	5,335,000	5,550,534
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2036	6.000%	7,000,000	7,421,260
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	11,435,591
Suffolk County Industrial Development Agency(e)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	4,000,000	4,000,760
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/2021	6.125%	6,210,000	6,529,380
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,370,037
09/15/2047	5.250%	3,025,000	2,858,232
09/15/2053	5.250%	6,240,000	5,817,365

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,241,360
Total			111,552,577
North Carolina 0.5%
Durham Housing Authority(e)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	2,978,693	3,058,731
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015 AMT
06/30/2054	5.000%	10,000,000	10,427,700
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,176,874
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	273,332
07/01/2034	0.000%	1,135,000	560,089
Total			16,496,726
North Dakota 0.6%
County of McLean
Revenue Bonds
Great River Energy
Series 2010B
07/01/2040	5.150%	7,900,000	8,166,625
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,295,000	2,242,858
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	10,055,000	10,092,203
Total			20,501,686
Ohio 2.4%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,174,748
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	19,000,000	17,645,110
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,547,885
08/01/2041	5.250%	6,900,000	7,369,407
Lake County Port & Economic Development Authority(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	6,035,280
Ohio Air Quality Development Authority(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2038	4.250%	1,000,000	994,830
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2047	3.625%	2,695,000	2,551,249
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,594,240
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,730,670
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
06/30/2053	5.000%	9,835,000	10,311,899
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,380,787
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,094,600

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,578,601	1,477,129
Total			80,907,834
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,151,240
Oregon 0.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,566,435
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,396,344
Port of Portland Airport(e)
Revenue Bonds
Series 2017-24B AMT
07/01/2034	5.000%	1,355,000	1,528,223
07/01/2042	5.000%	2,000,000	2,202,720
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,480,000	5,323,820
Total			14,017,542
Pennsylvania 7.8%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,126,050
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,748,600
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,315,062
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dauphin County Industrial Development Authority(e)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,400,000	4,038,690
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,370,330
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,309,958
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,132,360
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	11,150,000	11,954,138
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,082,400
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	19,592,000
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	30,242,100
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	5,325,000	5,466,166
Pennsylvania Economic Development Financing Authority(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	5,796,840
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,625,000	1,750,872
06/30/2042	5.000%	29,375,000	31,376,612

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/2031	5.375%	1,000,000	1,214,160
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	20,255,000	19,394,973
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	27,992,965
Series 2016A-1
12/01/2046	5.000%	10,000,000	10,771,000
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,014,100
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	16,273,500
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	7,780,080
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	18,175,434
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2042	5.000%	2,000,000	2,020,420
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,077,743
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,110,800
Series 2018B
09/01/2043	5.000%	985,000	1,073,325
Westmoreland County Municipal Authority(g)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,843,580
Total			259,044,258
Puerto Rico 0.2%
Puerto Rico Public Finance Corp.(h)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	558,936
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,105,309
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,304,184
Total			4,968,429
South Carolina 1.2%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,250,000	1,353,612
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	12,864,779
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	695,000	713,883
11/01/2033	7.000%	910,000	980,962
11/01/2045	7.250%	3,935,000	4,209,781
South Carolina Ports Authority(e)
Revenue Bonds
Series 2015 AMT
07/01/2050	5.250%	13,675,000	14,857,751
Series 2018 AMT
07/01/2048	5.000%	4,260,000	4,678,758
07/01/2055	5.000%	1,380,000	1,492,898
Total			41,152,424
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,767,625
11/01/2045	5.000%	6,920,000	7,430,696
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,237,100
Total			17,435,421

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,414,868
10/01/2035	5.000%	645,000	690,905
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,132,180
07/01/2040	4.000%	7,200,000	7,148,592
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,404,792
Series 2017A
07/01/2048	5.000%	1,665,000	1,817,614
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,135,000	1,101,631
07/01/2042	3.600%	750,000	723,472
Issue 3
Series 2018
01/01/2049	3.950%	7,970,000	7,969,761
Total			29,403,815
Texas 9.0%
Bexar County Health Facilities Development Corp.
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	215,000	222,792
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	13,450,000	13,954,106
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	8,620,000	9,284,171
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,909,034
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016
01/01/2046	5.000%	9,835,000	10,682,777
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,247,290
Central Texas Regional Mobility Authority(g)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,696,020
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,011,529
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	15,621,460
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	10,707,800
City of Austin Airport System(e)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,097,060
11/15/2046	5.000%	3,000,000	3,278,400
City of Houston Airport System(e)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A AMT
07/15/2030	6.500%	5,555,000	6,008,955
United Airlines, Inc.
Series 2014 AMT
07/01/2029	5.000%	4,000,000	4,363,160
Subordinated Refunding Revenue Bonds
Lien
Series 2012A AMT
07/01/2031	5.000%	5,000,000	5,373,650
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,291,133
08/15/2042	5.000%	5,575,000	5,803,352
Series 2013
08/15/2033	6.000%	990,000	1,115,374
International Leadership
Series 2015
08/15/2038	5.750%	5,810,000	5,769,446

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,180,485
Series 2015A
12/01/2035	5.000%	2,200,000	2,325,532
12/01/2045	5.000%	1,100,000	1,149,621
Dallas Love Field(e)
Revenue Bonds
Series 2017 AMT
11/01/2034	5.000%	750,000	843,533
11/01/2035	5.000%	1,000,000	1,121,060
Dallas/Fort Worth International Airport(e)
Refunding Revenue Bonds
Series 2014A AMT
11/01/2032	5.000%	3,400,000	3,717,186
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,130,970
03/01/2031	5.000%	1,195,000	1,337,946
03/01/2034	5.000%	645,000	713,963
03/01/2040	4.000%	2,945,000	2,915,933
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,196,120
Harris County Health Facilities Development Corp.
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/2021	6.750%	860,000	879,943
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,069,840
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools
Series 2011A
05/15/2041	6.875%	4,045,000	4,488,049
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project
Series 2001A
11/01/2029	6.300%	2,800,000	2,901,220
Mission Economic Development Corp.(e)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	13,280,000	13,290,093
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,085,711
Revenue Bonds
Bridgemoor Plano Project
12/01/2053	7.250%	10,000,000	10,033,300
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	1,012,790
07/01/2046	5.000%	4,600,000	4,805,252
07/01/2051	4.750%	2,715,000	2,786,513
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,495,703
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,097,369
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	1,933,300
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	941,090
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2011
01/01/2038	5.000%	5,500,000	5,771,370
Series 2012B
01/01/2042	5.000%	10,000,000	10,691,000
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,154,200
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	391,334
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,232,180
11/15/2044	7.750%	2,800,000	3,137,400

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	2,700,000	2,897,559
Sanger Industrial Development Corp.(d),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	34,645,000	11,086,400
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,608,625
10/01/2049	5.000%	1,870,000	1,946,464
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	3,955,928
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,125,880
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	2,000,000	2,173,040
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2050	5.000%	7,750,000	8,213,527
12/31/2055	5.000%	13,250,000	14,001,407
Total			298,276,345
Utah 0.6%
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A AMT
07/01/2036	5.000%	4,000,000	4,489,400
07/01/2047	5.000%	11,500,000	12,623,780
Series 2018-A AMT
07/01/2048	5.000%	3,000,000	3,317,430
Total			20,430,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.2%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,808,910
07/01/2051	5.000%	2,700,000	2,923,722
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	7,505,000	7,783,435
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,110,410
06/15/2031	5.000%	800,000	884,128
06/15/2033	5.000%	500,000	549,190
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,275,309
Virginia Small Business Financing Authority(e)
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2056	5.000%	20,300,000	21,616,861
Total			40,951,965
Washington 1.8%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,567,658
09/01/2032	5.250%	1,000,000	1,013,600
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,859,936
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,313,624
12/01/2045	6.250%	2,500,000	2,513,500
Port of Seattle(e)
Revenue Bonds
Series 2018A AMT
05/01/2043	5.000%	8,000,000	8,810,160

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,611,090
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,221,343
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,101,841
Refunding Revenue Bonds
Presbyterian Retirement
Series 2013 Escrowed to Maturity
01/01/2023	5.000%	500,000	537,635
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	480,000	510,658
07/01/2035	6.750%	550,000	584,842
07/01/2045	7.000%	1,800,000	1,913,130
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,508,536
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,600,000	10,167,264
10/01/2047	6.750%	1,000,000	1,065,320
Skyline 1st Hill Project
Series 2015
01/01/2020	4.125%	130,000	129,853
01/01/2025	5.000%	770,000	754,554
01/01/2035	5.750%	575,000	570,239
01/01/2045	6.000%	2,325,000	2,321,815
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	500,000	523,425
01/01/2028	5.000%	1,030,000	1,078,657
01/01/2033	5.000%	1,315,000	1,361,617
01/01/2043	5.250%	3,870,000	4,014,893
Total			61,055,190
West Virginia 0.8%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	3,850,000	4,036,956
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	4,842,600
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	15,000,000	16,072,650
Total			24,952,206
Wisconsin 1.5%
City of La Crosse(e)
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 AMT
11/01/2021	6.000%	6,000,000	6,566,220
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	851,152
05/15/2047	5.250%	1,105,000	1,143,144
Public Finance Authority(e)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012B AMT
07/01/2028	5.250%	4,000,000	4,313,640
07/01/2042	5.000%	2,000,000	2,096,840
Wisconsin Health & Educational Facilities Authority
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/2039	7.625%	1,000,000	1,035,630
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	5,000,000	5,021,750
Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,232,085
08/15/2034	5.250%	8,000,000	8,458,080
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,172,951
07/01/2053	4.125%	5,000,000	4,670,850
Series 2018B
07/01/2038	4.375%	1,250,000	1,181,850
07/01/2043	4.500%	1,375,000	1,299,004
07/01/2048	5.000%	500,000	500,285

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Tax-Exempt Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,808,425
Total			50,351,906
Wyoming 0.3%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative
Series 2009A
07/15/2039	5.750%	7,900,000	8,032,562
Total Municipal Bonds (Cost $3,165,157,251)			3,238,577,306
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(i)	11,477,544	11,477,544
Total Money Market Funds (Cost $11,477,536)		11,477,544
Total Investments in Securities (Cost $3,226,615,067)		3,299,985,602
Other Assets & Liabilities, Net		26,751,430
Net Assets		$3,326,737,032

Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $139,048,844, which represents 4.18% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2019, the total value of these securities amounted to $11,403,222, which represents 0.34% of total net assets.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2019, the total value of these securities amounted to $4,968,429, which represents 0.15% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	27

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	—	445,752	445,752
Floating Rate Notes	—	49,485,000	—	49,485,000
Municipal Bonds	—	3,238,577,306	—	3,238,577,306
Money Market Funds	11,477,544	—	—	11,477,544
Total Investments in Securities	11,477,544	3,288,062,306	445,752	3,299,985,602
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Tax-Exempt Fund | Semiannual Report 2019

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,226,615,067)	$3,299,985,602
Cash	203,014
Receivable for:
Investments sold	6,824,645
Capital shares sold	10,532,660
Interest	32,737,599
Prepaid expenses	11,144
Trustees’ deferred compensation plan	472,072
Other assets	24,775
Total assets	3,350,791,511
Liabilities
Payable for:
Investments purchased	5,338,828
Capital shares purchased	5,524,914
Distributions to shareholders	12,350,366
Management services fees	40,081
Distribution and/or service fees	15,063
Transfer agent fees	185,753
Compensation of board members	36,631
Compensation of chief compliance officer	125
Other expenses	90,646
Trustees’ deferred compensation plan	472,072
Total liabilities	24,054,479
Net assets applicable to outstanding capital stock	$3,326,737,032
Represented by
Paid in capital	3,244,453,863
Total distributable earnings (loss) (Note 2)	82,283,169
Total - representing net assets applicable to outstanding capital stock	$3,326,737,032
Class A
Net assets	$2,495,136,234
Shares outstanding	189,221,105
Net asset value per share	$13.19
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.60
Advisor Class
Net assets	$17,337,318
Shares outstanding	1,315,068
Net asset value per share	$13.18
Class C
Net assets	$62,593,315
Shares outstanding	4,748,330
Net asset value per share	$13.18
Institutional Class
Net assets	$734,166,834
Shares outstanding	55,668,235
Net asset value per share	$13.19
Institutional 2 Class
Net assets	$6,308,854
Shares outstanding	478,386
Net asset value per share	$13.19
Institutional 3 Class
Net assets	$11,194,477
Shares outstanding	846,497
Net asset value per share	$13.22
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	29

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$34,378
Interest	78,076,568
Total income	78,110,946
Expenses:
Management services fees	7,541,348
Distribution and/or service fees
Class A	2,567,370
Class C	321,800
Transfer agent fees
Class A	889,939
Advisor Class	5,278
Class C	23,470
Institutional Class	263,800
Institutional 2 Class	1,834
Institutional 3 Class	377
Compensation of board members	27,713
Custodian fees	12,309
Printing and postage fees	71,263
Registration fees	60,497
Audit fees	19,438
Legal fees	39,370
Compensation of chief compliance officer	678
Other	72,848
Total expenses	11,919,332
Fees waived by distributor
Class C	(33,874)
Total net expenses	11,885,458
Net investment income	66,225,488
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,968,509
Futures contracts	(453,733)
Net realized gain	3,514,776
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(39,447,187)
Net change in unrealized appreciation (depreciation)	(39,447,187)
Net realized and unrealized loss	(35,932,411)
Net increase in net assets resulting from operations	$30,293,077
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Tax-Exempt Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$66,225,488	$144,961,923
Net realized gain	3,514,776	22,914,482
Net change in unrealized appreciation (depreciation)	(39,447,187)	(91,368,820)
Net increase in net assets resulting from operations	30,293,077	76,507,585
Distributions to shareholders
Net investment income and net realized gains
Class A	(54,820,916)
Advisor Class	(342,501)
Class C	(1,221,897)
Institutional Class	(17,016,115)
Institutional 2 Class	(140,624)
Institutional 3 Class	(202,635)
Net investment income
Class A		(108,098,896)
Advisor Class		(423,016)
Class C		(3,173,964)
Institutional Class		(32,367,202)
Institutional 2 Class		(160,991)
Institutional 3 Class		(272,644)
Total distributions to shareholders (Note 2)	(73,744,688)	(144,496,713)
Decrease in net assets from capital stock activity	(146,977,951)	(218,543,884)
Total decrease in net assets	(190,429,562)	(286,533,012)
Net assets at beginning of period	3,517,166,594	3,803,699,606
Net assets at end of period	$3,326,737,032	$3,517,166,594
Undistributed net investment income	$13,435,743	$19,384,999
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	31

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,854,485	50,655,824	7,507,417	101,344,454
Distributions reinvested	3,879,623	51,084,431	7,467,365	100,639,378
Redemptions	(16,413,497)	(216,092,993)	(28,969,561)	(390,960,942)
Net decrease	(8,679,389)	(114,352,738)	(13,994,779)	(188,977,110)
Advisor Class
Subscriptions	480,583	6,321,931	693,016	9,354,381
Distributions reinvested	25,991	342,057	31,402	422,347
Redemptions	(221,289)	(2,909,388)	(209,142)	(2,826,783)
Net increase	285,285	3,754,600	515,276	6,949,945
Class B
Redemptions	—	—	(724)	(9,858)
Net decrease	—	—	(724)	(9,858)
Class C
Subscriptions	208,933	2,751,843	660,041	8,913,325
Distributions reinvested	83,490	1,098,907	214,497	2,890,039
Redemptions	(949,101)	(12,471,420)	(3,197,926)	(42,987,361)
Net decrease	(656,678)	(8,620,670)	(2,323,388)	(31,183,997)
Institutional Class
Subscriptions	5,865,475	77,258,948	8,184,215	110,330,571
Distributions reinvested	503,956	6,636,669	942,893	12,705,430
Redemptions	(8,767,244)	(115,361,848)	(10,401,231)	(140,508,503)
Net decrease	(2,397,813)	(31,466,231)	(1,274,123)	(17,472,502)
Institutional 2 Class
Subscriptions	103,688	1,360,132	455,530	6,146,184
Distributions reinvested	10,661	140,392	11,949	160,579
Redemptions	(103,234)	(1,353,225)	(146,558)	(1,982,948)
Net increase	11,115	147,299	320,921	4,323,815
Institutional 3 Class
Subscriptions	442,237	5,840,530	750,262	10,228,851
Distributions reinvested	14,500	191,448	20,175	272,065
Redemptions	(187,668)	(2,472,189)	(198,228)	(2,675,093)
Net increase	269,069	3,559,789	572,209	7,825,823
Total net decrease	(11,168,411)	(146,977,951)	(16,184,608)	(218,543,884)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Tax-Exempt Fund | Semiannual Report 2019

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Columbia Tax-Exempt Fund | Semiannual Report 2019	33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$13.35	0.25	(0.13)	0.12	(0.27)	(0.01)	(0.28)
Year Ended 7/31/2018	$13.60	0.53	(0.25)	0.28	(0.53)	—	(0.53)
Year Ended 7/31/2017	$14.25	0.55	(0.66)	(0.11)	(0.54)	—	(0.54)
Year Ended 7/31/2016	$13.84	0.56	0.41	0.97	(0.56)	—	(0.56)
Year Ended 7/31/2015	$13.82	0.59	0.02	0.61	(0.59)	—	(0.59)
Year Ended 7/31/2014	$13.38	0.60	0.43	1.03	(0.59)	—	(0.59)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$13.35	0.27	(0.14)	0.13	(0.29)	(0.01)	(0.30)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.59	0.41	1.00	(0.59)	—	(0.59)
Year Ended 7/31/2015	$13.82	0.62	0.01	0.63	(0.61)	—	(0.61)
Year Ended 7/31/2014	$13.37	0.63	0.44	1.07	(0.62)	—	(0.62)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$13.35	0.21	(0.14)	0.07	(0.23)	(0.01)	(0.24)
Year Ended 7/31/2018	$13.60	0.44	(0.25)	0.19	(0.44)	—	(0.44)
Year Ended 7/31/2017	$14.24	0.46	(0.65)	(0.19)	(0.45)	—	(0.45)
Year Ended 7/31/2016	$13.84	0.47	0.40	0.87	(0.47)	—	(0.47)
Year Ended 7/31/2015	$13.82	0.51	0.01	0.52	(0.50)	—	(0.50)
Year Ended 7/31/2014	$13.37	0.54	0.44	0.98	(0.53)	—	(0.53)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$13.35	0.27	(0.13)	0.14	(0.29)	(0.01)	(0.30)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.59	0.41	1.00	(0.59)	—	(0.59)
Year Ended 7/31/2015	$13.82	0.62	0.01	0.63	(0.61)	—	(0.61)
Year Ended 7/31/2014	$13.38	0.63	0.43	1.06	(0.62)	—	(0.62)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$13.35	0.27	(0.13)	0.14	(0.29)	(0.01)	(0.30)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.58	(0.66)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.60	0.41	1.01	(0.60)	—	(0.60)
Year Ended 7/31/2015	$13.82	0.63	0.01	0.64	(0.62)	—	(0.62)
Year Ended 7/31/2014(i)	$13.27	0.41	0.54	0.95	(0.40)	—	(0.40)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Tax-Exempt Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	—	$13.19	0.95%	0.73% (c)	0.73% (c)	3.83% (c)	8%	$2,495,136
Year Ended 7/31/2018	—	$13.35	2.08%	0.72%	0.72% (d)	3.93%	17%	$2,642,009
Year Ended 7/31/2017	—	$13.60	(0.70%)	0.72% (e),(f)	0.72% (d),(e),(f)	3.98%	13%	$2,882,268
Year Ended 7/31/2016	—	$14.25	7.19%	0.76% (e)	0.76% (d),(e)	4.04%	14%	$3,344,274
Year Ended 7/31/2015	0.00 (g)	$13.84	4.41% (h)	0.77% (e)	0.77% (d),(e)	4.21%	13%	$3,238,956
Year Ended 7/31/2014	—	$13.82	7.89%	0.77% (e)	0.77% (d),(e)	4.44%	10%	$3,314,256
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	—	$13.18	0.98%	0.53% (c)	0.53% (c)	4.04% (c)	8%	$17,337
Year Ended 7/31/2018	—	$13.35	2.29%	0.52%	0.52% (d)	4.16%	17%	$13,745
Year Ended 7/31/2017	—	$13.60	(0.50%)	0.52% (e),(f)	0.52% (d),(e),(f)	4.20%	13%	$6,997
Year Ended 7/31/2016	—	$14.25	7.40%	0.56% (e)	0.56% (d),(e)	4.23%	14%	$5,303
Year Ended 7/31/2015	0.00 (g)	$13.84	4.62% (h)	0.57% (e)	0.57% (d),(e)	4.42%	13%	$1,634
Year Ended 7/31/2014	—	$13.82	8.18%	0.57% (e)	0.57% (d),(e)	4.63%	10%	$1,340
Class C
Six Months Ended 1/31/2019 (Unaudited)	—	$13.18	0.54%	1.48% (c)	1.38% (c)	3.18% (c)	8%	$62,593
Year Ended 7/31/2018	—	$13.35	1.42%	1.47%	1.37% (d)	3.27%	17%	$72,134
Year Ended 7/31/2017	—	$13.60	(1.27%)	1.47% (e),(f)	1.37% (d),(e),(f)	3.33%	13%	$105,081
Year Ended 7/31/2016	—	$14.24	6.42%	1.51% (e)	1.41% (d),(e)	3.38%	14%	$120,031
Year Ended 7/31/2015	0.00 (g)	$13.84	3.80% (h)	1.52% (e)	1.36% (d),(e)	3.63%	13%	$99,273
Year Ended 7/31/2014	—	$13.82	7.48%	1.52% (e)	1.22% (d),(e)	3.99%	10%	$92,689
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	—	$13.19	1.05%	0.53% (c)	0.53% (c)	4.03% (c)	8%	$734,167
Year Ended 7/31/2018	—	$13.35	2.29%	0.52%	0.52% (d)	4.13%	17%	$775,309
Year Ended 7/31/2017	—	$13.60	(0.50%)	0.52% (e),(f)	0.52% (d),(e),(f)	4.18%	13%	$807,282
Year Ended 7/31/2016	—	$14.25	7.40%	0.56% (e)	0.56% (d),(e)	4.24%	14%	$837,239
Year Ended 7/31/2015	0.00 (g)	$13.84	4.62% (h)	0.57% (e)	0.57% (d),(e)	4.41%	13%	$752,369
Year Ended 7/31/2014	—	$13.82	8.10%	0.57% (e)	0.57% (d),(e)	4.63%	10%	$569,243
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	—	$13.19	1.06%	0.52% (c)	0.52% (c)	4.04% (c)	8%	$6,309
Year Ended 7/31/2018	—	$13.35	2.29%	0.51%	0.51%	4.16%	17%	$6,239
Year Ended 7/31/2017	—	$13.60	(0.47%)	0.51% (e),(f)	0.51% (e),(f)	4.21%	13%	$1,990
Year Ended 7/31/2016	—	$14.25	7.47%	0.50% (e)	0.50% (e)	4.30%	14%	$893
Year Ended 7/31/2015	0.00 (g)	$13.84	4.69% (h)	0.50% (e)	0.50% (e)	4.51%	13%	$622
Year Ended 7/31/2014(i)	—	$13.82	7.24%	0.51% (c),(e)	0.51% (c),(e)	4.69% (c)	10%	$312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	35

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$13.39	0.27	(0.14)	0.13	(0.29)	(0.01)	(0.30)
Year Ended 7/31/2018	$13.64	0.57	(0.26)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017(j)	$13.45	0.23	0.19 (k)	0.42	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Rounds to zero.
(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.
(i)	Institutional 2 Class shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(l)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Tax-Exempt Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	—	$13.22	1.01%	0.47% (c)	0.47% (c)	4.11% (c)	8%	$11,194
Year Ended 7/31/2018	—	$13.39	2.35%	0.47%	0.47%	4.25%	17%	$7,731
Year Ended 7/31/2017(j)	—	$13.64	3.17%	0.49% (c),(l)	0.49% (c),(l)	4.19% (c)	13%	$71
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2019	37

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
38	Columbia Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Tax-Exempt Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
40	Columbia Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(453,733)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	51,556,953

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Tax-Exempt Fund | Semiannual Report 2019	41

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.44% of the Fund’s average daily net assets.
42	Columbia Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
The Fund and certain other affiliated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Columbia Tax-Exempt Fund | Semiannual Report 2019	43

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	274,931
Class C	3,627
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	0.80%	0.80%
Advisor Class	0.60	0.60
Class C	1.55	1.55
Institutional Class	0.60	0.60
Institutional 2 Class	0.59	0.59
Institutional 3 Class	0.54	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
44	Columbia Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,226,615,000	124,937,000	(51,566,000)	73,371,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $277,559,839 and $455,994,347, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Columbia Tax-Exempt Fund | Semiannual Report 2019	45

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2019, two unaffiliated shareholders of record owned 20.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 38.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
46	Columbia Tax-Exempt Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Tax-Exempt Fund | Semiannual Report 2019	47

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
48	Columbia Tax-Exempt Fund | Semiannual Report 2019

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR233_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia Ultra Short Term Bond Fund
(formerly CMG Ultra Short Term Bond Fund)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Ultra Short Term Bond Fund   |  Semiannual Report 2019

Columbia Ultra Short Term Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Ultra Short Term Bond Fund (the Fund) seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2016
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Advisor Class*	12/03/18	1.19	2.07	0.92	1.17
Institutional Class*	12/03/18	1.19	2.07	0.92	1.17
Institutional 3 Class	03/08/04	1.26	2.20	1.04	1.28
Bloomberg Barclays U.S. Short-Term Government/Corporate Index		1.25	2.15	0.89	0.74
The Fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the Fund and a series of Columbia Funds Institutional Trust. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2019)
Asset-Backed Securities — Non-Agency	25.6
Commercial Mortgage-Backed Securities - Non-Agency	4.6
Corporate Bonds & Notes	52.3
Foreign Government Obligations	1.1
Money Market Funds	3.8
Residential Mortgage-Backed Securities - Agency	0.0 (a)
Residential Mortgage-Backed Securities - Non-Agency	1.6
U.S. Government & Agency Obligations	6.0
U.S. Treasury Obligations	5.0
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2019)
AAA rating	40.5
AA rating	10.2
A rating	23.2
BBB rating	25.0
CCC rating	0.3
Not rated	0.8
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Advisor Class	1,000.00	1,000.00	1,005.80 (a)	1,023.34	0.59 (a)	1.89	0.37 (a)
Institutional Class	1,000.00	1,000.00	1,005.80 (a)	1,023.34	0.59 (a)	1.89	0.37 (a)
Institutional 3 Class	1,000.00	1,000.00	1,012.60	1,023.95	1.27	1.28	0.25
(a)	Based on operations from December 3, 2018 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 25.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AccessLex Institute(a)
Series 2005-1 Class A3
3-month USD LIBOR + 0.150% Floor 0.150% 06/22/2022	2.974%	43,932	43,929
Ally Auto Receivables Trust
Series 20 16-3 Class A4
04/15/2021	1.720%	3,750,000	3,719,164
American Credit Acceptance Receivables Trust(b)
Series 2017-4 Class A
07/10/2020	2.000%	32,540	32,533
Series 2018-3 Class A
08/12/2021	2.920%	3,071,801	3,069,975
Subordinated Series 2018-4 Class B
09/12/2022	3.780%	5,000,000	5,018,970
AmeriCredit Automobile Receivables Trust
Series 2017-2 Class A2A
09/18/2020	1.650%	166,211	166,116
Series 2017-3 Class A2A
12/18/2020	1.690%	976,124	974,169
Ascentium Equipment Receivables Trust(b)
Series 2017-2A Class A2
05/11/2020	2.000%	4,241,838	4,225,541
Avant Loans Funding Trust(b)
Series 2018-B Class A
01/18/2022	3.420%	7,034,540	7,027,990
CarMax Auto Owner Trust
Series 2015-3 Class A3
05/15/2020	1.630%	192,448	192,350
Series 2017-3 Class A2A
09/15/2020	1.640%	1,189,888	1,187,743
CCG Receivables Trust(b)
Series 20 18-1 Class A2
06/16/2025	2.500%	1,343,146	1,335,994
Series 2017-1 Class A2
11/14/2023	1.840%	2,429,189	2,411,091
Chesapeake Funding II LLC(b)
Series 2016-1A Class A1
03/15/2028	2.110%	2,756,555	2,750,951
Series 2016-2A Class A1
06/15/2028	1.880%	2,870,136	2,858,818
Series 2017-4A Class A1
11/15/2029	2.120%	4,788,754	4,721,328
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% Floor 0.450% 05/15/2029	2.959%	4,258,723	4,266,434
CNH Equipment Trust
Series 20 16-C Class A3
12/15/2021	1.440%	5,831,806	5,779,412
Conn’s Receivables Funding LLC(b)
Series 2018-A Class A
01/15/2023	3.250%	762,391	763,132
DLL Securitization Trust(b)
Series 2017-A Class A2
07/15/2020	1.890%	1,826,027	1,821,615
Drive Auto Receivables Trust(a)
Series 2018-4 Class A2B
1-month USD LIBOR + 0.270% Floor 0.270% 10/15/2020	2.779%	7,887,404	7,885,500
DT Auto Owner Trust(b)
Series 2018-2A Class A
09/15/2021	2.840%	2,663,507	2,658,021
Enterprise Fleet Financing LLC(b)
Series 2016-2 Class A2
02/22/2022	1.740%	802,189	799,933
Series 2017-1 Class A2
07/20/2022	2.130%	1,837,970	1,828,510
Series 2017-2 Class A2
01/20/2023	1.970%	5,662,401	5,624,645
Series 2017-3 Class A2
05/22/2023	2.130%	2,616,157	2,597,122
Series 2017-3 Class A3
05/20/2023	2.360%	1,548,000	1,520,129
Exeter Automobile Receivables Trust(b)
Series 2017-3A Class A
12/15/2021	2.050%	1,110,463	1,104,991
Series 2018-1A Class A
05/17/2021	2.210%	1,065,869	1,063,872
Subordinated Series 2019-1A Class B
02/15/2023	3.450%	3,000,000	3,003,960
Fifth Third Auto Trust
Series 2017-1 Class A4
07/15/2024	2.030%	5,500,000	5,418,600
First Investors Auto Owner Trust(b)
Series 2017-1A Class A1
04/15/2021	1.690%	138,351	138,216
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-2A Class A1
10/15/2021	1.860%	1,119,228	1,115,904
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	5,750,000	5,700,626
Series 2015-2 Class A
01/15/2027	2.440%	11,000,000	10,897,176
Ford Credit Floorplan Master Owner Trust A
Series 2016-3 Class A1
07/15/2021	1.550%	5,625,000	5,590,434
Series 2016-5 Class 1A
11/15/2021	1.950%	9,404,000	9,331,061
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	285,919	285,726
GreatAmerica Leasing Receivables Funding LLC(b)
Series 20 18-1 Class A2
05/15/2020	2.350%	1,311,050	1,307,582
Hertz Fleet Lease Funding LP(a),(b)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% Floor 1.100% 04/10/2030	3.616%	2,419,286	2,420,429
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% Floor 0.650% 04/10/2031	3.166%	6,574,102	6,584,007
Hertz Fleet Lease Funding LP(b)
Series 2016-1 Class A2
04/10/2030	1.960%	2,281,020	2,279,998
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
12/18/2020	1.210%	1,689,458	1,676,485
Series 2017-4 Class A2
01/21/2020	1.800%	334,452	333,867
Huntington Auto Trust
Series 2016-1 Class A3
11/16/2020	1.590%	5,862,149	5,843,183
Hyundai Floorplan Master Owner Trust(b)
Series 2016-1A Class A2
03/15/2021	1.810%	4,000,000	3,994,829
John Deere Owner Trust
Series 20 16-A Class A4
01/17/2023	1.640%	985,000	980,532
Series 2017-B Class A2A
04/15/2020	1.590%	657,474	656,718
Kubota Credit Owner Trust(b)
Series 20 18-1A Class A2
02/16/2021	2.800%	3,300,000	3,297,316
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MMAF Equipment Finance LLC(b)
Series 2017-B Class A2
10/15/2020	1.930%	1,809,992	1,804,216
Navient Private Education Refi Loan Trust(b)
Series 2018-A Class A1
02/18/2042	2.530%	2,552,532	2,537,189
Navitas Equipment Receivables LLC(b)
Series 2016-1 Class A2
06/15/2021	2.200%	1,718,183	1,715,626
New York City Tax Lien Trust(b)
Series 2017-A Class A
11/10/2030	1.870%	1,932,058	1,914,594
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	2,742,000	2,734,018
Ocwen Master Advance Receivables Trust(b),(c)
Series 2018-T1 Class AT1
08/15/2049	3.301%	2,000,000	1,999,440
Prosper Marketplace Issuance Trust(b)
Series 2018-1A Class A
06/17/2024	3.110%	2,920,249	2,917,185
Securitized Term Auto Receivables Trust(b)
Series 2017-2A Class A2A
01/27/2020	1.775%	978,652	977,210
SLM Student Loan Trust(a),(b)
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% Cap 18.000% 04/25/2024	3.271%	2,862,772	2,867,020
SoFi Consumer Loan Program LLC(b)
Series 2017-4 Class A
05/26/2026	2.500%	4,627,572	4,583,528
SoFi Consumer Loan Program Trust(b)
Series 2018-1 Class A1
02/25/2027	2.550%	937,675	933,303
SoFi Professional Loan Program LLC(b)
Series 2017-C Class A2A
07/25/2040	1.750%	1,090,366	1,082,604
Series 2017-F Class A1FX
01/25/2041	2.050%	2,004,183	1,990,045
Series 2018-A Class A2A
02/25/2042	2.390%	2,440,989	2,418,711
TCF Auto Receivables Owner Trust(b)
Series 2016-PT1A Class A
06/15/2022	1.930%	3,084,871	3,056,883
United Auto Credit Securitization Trust(b)
Series 2018-1 Class A
04/10/2020	2.260%	805,299	805,007

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Owner Trust(b)
Series 2016-1A Class A
01/20/2021	1.420%	3,135,938	3,125,488
Series 2016-2A Class A
05/20/2021	1.680%	8,060,265	8,022,909
Series 2017-1A Class A
09/20/2021	2.060%	1,575,000	1,567,179
Series 2017-2A Class A
12/20/2021	1.920%	5,225,000	5,183,436
Volvo Financial Equipment LLC(b)
Series 20 18-1A Class A2
09/15/2020	2.260%	2,481,886	2,475,991
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	3.009%	2,750,000	2,755,646
Wachovia Student Loan Trust(a)
Series 2005-1 Class A5
3-month USD LIBOR + 0.130% Floor 0.130% 01/26/2026	2.901%	1,546,028	1,545,600
Westlake Automobile Receivables Trust(b)
Series 2017-2A Class A2A
07/15/2020	1.800%	1,928,286	1,925,455
Series 2018-1A Class A2A
12/15/2020	2.240%	2,156,805	2,152,145
Westlake Automobile Receivables Trust(a),(b)
Series 2018-3A Class A2B
1-month USD LIBOR + 0.350% 01/18/2022	2.859%	6,750,000	6,748,096
Wheels SPV 2 LLC(b)
Series 2018-1A Class A2
04/20/2027	3.060%	1,100,000	1,099,616
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	6,000,000	5,953,279
World Omni Automobile Lease Securitization Trust
Series 20 18-A Class A2
11/16/2020	2.590%	3,302,486	3,296,335
Series 2016-A Class A3
08/15/2019	1.450%	57,217	57,186
Series 2017-A Class A2
12/16/2019	1.680%	466,835	466,201
Total Asset-Backed Securities — Non-Agency (Cost $229,307,750)			229,017,768

Commercial Mortgage-Backed Securities - Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	1,504,588	1,481,580
Commercial Mortgage Trust
Series 2013-CR10 Class A2
08/10/2046	2.972%	98,488	98,945
Series 2014-CR19 Class A1
08/10/2047	1.415%	1,789,324	1,783,962
Series 2014-CR20 Class A1
11/10/2047	1.324%	2,256,528	2,245,323
DBUBS Mortgage Trust(b)
Series 2011-LC2A Class A1
07/10/2044	3.527%	769,691	772,312
GS Mortgage Securities Corp. II
Series 2015-GC30 Class A1
05/10/2050	1.439%	2,347,368	2,326,336
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	3.408%	5,279,430	5,260,617
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	6,350,076	6,346,848
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	5,122,997	5,067,967
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	3.259%	11,000,000	10,886,142
WFRBS Commercial Mortgage Trust
Series 2012-C8 Class ASB
08/15/2045	2.559%	5,185,100	5,153,873
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,677,837)			41,423,905

Corporate Bonds & Notes 52.6%

Aerospace & Defense 2.3%
BAE Systems Holdings, Inc.(b)
06/01/2019	6.375%	5,000,000	5,047,190
General Dynamics Corp.
05/11/2020	2.875%	5,000,000	5,010,900
Lockheed Martin Corp.
11/15/2019	4.250%	5,000,000	5,054,405
Northrop Grumman Corp.
08/01/2019	5.050%	5,000,000	5,052,625
Total			20,165,120

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.2%
Ford Motor Credit Co. LLC
01/09/2020	2.681%	6,000,000	5,941,770
Toyota Motor Credit Corp.
10/18/2019	1.550%	5,005,000	4,964,830
Total			10,906,600
Banking 16.0%
American Express Credit Corp.(a)
3-month USD LIBOR + 0.550% 03/18/2019	3.351%	5,000,000	5,003,544
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.660% 09/23/2019	3.484%	4,000,000	4,013,180
Bank of America Corp.(a)
3-month USD LIBOR + 0.870% 04/01/2019	3.667%	6,000,000	6,007,595
Bank of Montreal(a)
3-month USD LIBOR + 0.400% 01/22/2021	3.152%	5,000,000	4,999,835
Bank of New York Mellon Corp. (The)(a)
3-month USD LIBOR + 0.300% 12/04/2020	3.036%	5,000,000	5,001,910
Bank of Nova Scotia (The)(a)
3-month USD LIBOR + 0.420% 01/25/2021	3.172%	5,000,000	4,997,660
Barclays Bank PLC
02/20/2019	2.500%	4,000,000	3,998,495
Capital One NA(a)
3-month USD LIBOR + 0.765% 09/13/2019	3.544%	5,000,000	5,010,920
Citigroup Inc.(a)
3-month USD LIBOR + 0.790% Floor 0.790% 01/10/2020	3.573%	7,000,000	7,030,030
Commonwealth Bank of Australia
09/06/2019	2.300%	4,000,000	3,988,016
Cooperatieve Rabobank UA
01/14/2020	2.250%	5,000,000	4,975,910
Credit Suisse AG
05/28/2019	2.300%	5,000,000	4,992,845
Discover Bank
06/04/2020	3.100%	5,000,000	4,985,705
Fifth Third Bancorp
04/25/2019	2.375%	4,000,000	3,997,088
Goldman Sachs Group, Inc. (The)(a)
3-month USD LIBOR + 1.160% 04/23/2020	3.932%	7,000,000	7,047,425
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC
03/08/2021	3.400%	5,300,000	5,332,897
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% Floor 1.130% 03/22/2019	3.954%	4,500,000	4,506,304
JPMorgan Chase Bank NA(a)
SOFR + 0.550% 10/19/2020	2.940%	7,000,000	7,002,037
Lloyds Bank PLC
08/17/2020	2.700%	4,675,000	4,635,940
M&T Bank Corp.
07/25/2019	2.250%	4,000,000	3,992,640
Morgan Stanley(a)
3-month USD LIBOR + 0.550% 02/10/2021	3.168%	5,000,000	4,997,675
PNC Bank NA
05/19/2020	2.000%	5,000,000	4,945,400
Royal Bank of Canada(a)
3-month USD LIBOR + 0.400% 01/25/2021	3.171%	5,500,000	5,500,781
SunTrust Banks, Inc.
05/01/2019	2.500%	4,014,000	4,011,347
Toronto-Dominion Bank (The)(a)
3-month USD LIBOR + 0.260% 09/17/2020	3.048%	5,000,000	5,003,180
US Bank NA(d)
02/04/2021	3.000%	5,000,000	5,010,065
Wells Fargo & Co.(a)
3-month USD LIBOR + 0.880% 07/22/2020	3.641%	7,000,000	7,051,772
Westpac Banking Corp.(a)
3-month USD LIBOR + 0.430% 03/06/2020	3.169%	4,885,000	4,897,950
Total			142,938,146
Cable and Satellite 1.1%
NBCUniversal Enterprise, Inc.(b)
04/15/2019	1.974%	5,010,000	5,000,937
Sky PLC(b)
09/16/2019	2.625%	5,000,000	4,974,970
Total			9,975,907
Chemicals 0.6%
LyondellBasell Industries NV
04/15/2019	5.000%	5,000,000	5,000,320

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.1%
Caterpillar Financial Services(a)
3-month USD LIBOR + 0.510% Floor 0.510% 01/10/2020	3.293%	5,000,000	5,016,305
John Deere Capital Corp.(a)
3-month USD LIBOR + 0.180% 01/07/2020	2.975%	5,000,000	5,002,055
Total			10,018,360
Diversified Manufacturing 1.6%
General Electric Capital Corp.(a)
3-month USD LIBOR + 0.620% 01/09/2020	3.417%	7,473,000	7,425,158
Honeywell International, Inc.(a)
3-month USD LIBOR + 0.280% 10/30/2019	3.031%	1,875,000	1,877,934
United Technologies Corp.(a)
3-month USD LIBOR + 0.350% 11/01/2019	3.086%	5,000,000	5,005,590
Total			14,308,682
Electric 4.0%
American Electric Power Co., Inc.
11/13/2020	2.150%	3,660,000	3,619,839
Dominion Energy, Inc.
08/15/2019	1.600%	4,000,000	3,967,852
Duke Energy Florida LLC
04/01/2020	4.550%	4,814,000	4,900,662
MidAmerican Energy Co.
03/15/2019	2.400%	4,000,000	3,998,176
National Rural Utilities Cooperative Finance Corp.
11/01/2019	1.500%	2,500,000	2,475,530
NextEra Energy Capital Holdings, Inc.(a)
3-month USD LIBOR + 0.315% 09/03/2019	2.372%	4,755,000	4,753,126
Pacific Gas & Electric Co.
10/01/2020	3.500%	3,000,000	2,517,774
Southern Power Co.
12/15/2019	1.950%	5,000,000	4,952,965
WEC Energy Group, Inc.
06/15/2020	2.450%	5,000,000	4,962,030
Total			36,147,954
Food and Beverage 2.8%
Anheuser-Busch InBev Finance, Inc.(a)
3-month USD LIBOR + 0.400% 02/01/2019	2.941%	5,152,000	5,152,036
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conagra Brands, Inc.(a)
3-month USD LIBOR + 0.500% 10/09/2020	3.297%	417,000	413,024
Diageo Capital PLC(a)
3-month USD LIBOR + 0.240% 05/18/2020	2.880%	5,000,000	4,997,235
Kraft Heinz Foods Co.
02/10/2020	5.375%	4,998,000	5,113,114
Molson Coors Brewing Co.
03/15/2019	1.900%	4,000,000	3,994,363
PepsiCo, Inc.(a)
3-month USD LIBOR + 0.040% Floor 0.040% 05/02/2019	2.599%	5,000,000	4,999,535
Total			24,669,307
Health Care 3.9%
Abbott Laboratories
09/15/2020	2.800%	5,000,000	5,005,060
Cardinal Health, Inc.
06/14/2019	1.948%	5,000,000	4,983,840
CVS Health Corp.
03/09/2020	3.125%	5,000,000	5,004,450
Express Scripts Holding Co.
06/15/2019	2.250%	5,000,000	4,988,450
Halfmoon Parent, Inc.(a),(b)
3-month USD LIBOR + 0.350% 03/17/2020	3.138%	5,000,000	4,991,070
McKesson Corp.
11/30/2020	3.650%	5,000,000	5,032,350
Medtronic, Inc.(a)
3-month USD LIBOR + 0.800% 03/15/2020	3.588%	5,000,000	5,035,855
Total			35,041,075
Healthcare Insurance 1.0%
Aetna, Inc.
03/15/2019	2.200%	2,821,000	2,818,830
Anthem, Inc.
08/15/2020	4.350%	1,000,000	1,019,737
UnitedHealth Group, Inc.
03/15/2019	1.625%	5,000,000	4,993,325
Total			8,831,892
Integrated Energy 1.1%
BP Capital Markets PLC
05/03/2019	1.676%	5,000,000	4,987,165

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron Corp.(a)
3-month USD LIBOR + 0.210% 03/03/2020	2.948%	5,000,000	5,004,520
Total			9,991,685
Life Insurance 2.3%
American International Group, Inc.
07/16/2019	2.300%	5,000,000	4,987,520
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.220% 09/19/2019	3.024%	5,000,000	5,005,175
Principal Life Global Funding II(b)
01/10/2020	2.150%	5,000,000	4,963,390
Prudential Financial, Inc.
06/21/2020	5.375%	5,865,000	6,050,815
Total			21,006,900
Media and Entertainment 0.6%
Discovery Communications LLC(a)
3-month USD LIBOR + 0.710% 09/20/2019	3.502%	5,000,000	5,002,795
Midstream 2.0%
Enterprise Products Operating LLC
10/15/2019	2.550%	5,000,000	4,986,085
Kinder Morgan, Inc.
12/01/2019	3.050%	5,394,000	5,393,827
TransCanada PipeLines Ltd.
10/01/2020	3.800%	3,220,000	3,258,405
Williams Companies, Inc. (The)
03/15/2020	5.250%	4,000,000	4,092,868
Total			17,731,185
Natural Gas 0.6%
Sempra Energy(a)
3-month USD LIBOR + 0.250% 07/15/2019	3.037%	5,000,000	4,984,075
Pharmaceuticals 2.7%
AbbVie, Inc.
05/14/2020	2.500%	5,000,000	4,966,455
Amgen, Inc.(a)
3-month USD LIBOR + 0.320% 05/10/2019	2.935%	5,000,000	4,998,490
Gilead Sciences, Inc.
09/20/2019	1.850%	5,000,000	4,970,810
Merck & Co., Inc.(a)
3-month USD LIBOR + 0.375% 02/10/2020	2.990%	1,570,000	1,574,961
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	3.143%	3,400,000	3,402,798
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	4,000,000	3,968,780
Total			23,882,294
Property & Casualty 0.6%
Hartford Financial Services Group, Inc. (The)
03/30/2020	5.500%	5,000,000	5,141,200
Retail REIT 0.6%
Simon Property Group LP
02/01/2019	2.200%	5,000,000	4,999,891
Retailers 1.2%
Lowe’s Companies, Inc.(a)
3-month USD LIBOR + 0.420% Floor 0.420% 09/10/2019	3.187%	2,009,000	2,009,703
Target Corp.
06/26/2019	2.300%	4,000,000	3,992,716
Walmart, Inc.
10/09/2019	1.750%	4,715,000	4,686,536
Total			10,688,955
Supermarkets 0.5%
Kroger Co. (The)
09/30/2019	1.500%	5,000,000	4,951,770
Technology 2.6%
Apple, Inc.(a)
3-month USD LIBOR + 0.140% 08/02/2019	2.722%	5,000,000	5,001,670
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	5,000,000	4,960,645
Cisco Systems, Inc.(a)
3-month USD LIBOR + 0.500% 03/01/2019	3.238%	5,000,000	5,001,319
IBM Credit LLC
09/06/2019	1.625%	5,000,000	4,967,685
QUALCOMM, Inc.(a)
3-month USD LIBOR + 0.550% 05/20/2020	3.195%	3,347,000	3,355,073
Total			23,286,392
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(b)
10/15/2019	2.350%	5,000,000	4,971,575

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.6%
AT&T, Inc.
03/11/2019	2.300%	5,000,000	4,995,637
Deutsche Telekom International Finance BV
07/08/2019	6.000%	4,000,000	4,050,648
Orange SA
02/06/2019	2.750%	4,000,000	3,999,585
Verizon Communications, Inc.(a)
3-month USD LIBOR + 0.770% 06/17/2019	3.558%	925,000	927,266
Total			13,973,136
Total Corporate Bonds & Notes (Cost $468,928,935)			468,615,216

Foreign Government Obligations(e) 1.1%

Canada 1.1%
Province of Ontario
05/21/2020	1.875%	5,000,000	4,947,530
Province of Quebec
07/29/2020	3.500%	5,000,000	5,060,385
Total			10,007,915
Total Foreign Government Obligations (Cost $9,991,179)			10,007,915

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(a)
1-year CMT + 2.255% Cap 11.114% 02/01/2036	4.279%	133,396	141,015
Federal National Mortgage Association(a)
12-month USD LIBOR + 2.130% Cap 10.031% 03/01/2034	4.255%	125,144	127,502
Total Residential Mortgage-Backed Securities - Agency (Cost $257,479)			268,517

Residential Mortgage-Backed Securities - Non-Agency 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(b),(f)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	871,062	867,254
Mill City Mortgage Loan Trust(b),(f)
CMO Series 2018-4 Class A1A
04/25/2066	3.500%	4,369,417	4,354,087
Verus Securitization Trust(b),(f)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	8,473,822	8,560,254
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $13,708,570)			13,781,595

U.S. Government & Agency Obligations 6.1%

Federal Farm Credit Banks(a)
1-month USD LIBOR + 0.050% 02/21/2020	2.553%	54,000,000	54,030,024
Total U.S. Government & Agency Obligations (Cost $54,000,000)			54,030,024

U.S. Treasury Obligations 5.0%

U.S. Treasury
10/15/2019	1.000%	45,100,000	44,617,682
Total U.S. Treasury Obligations (Cost $44,607,240)			44,617,682

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.530%(g),(h)	34,040,743	34,037,339
Total Money Market Funds (Cost $34,037,339)		34,037,339
Total Investments in Securities (Cost: $896,516,329)		895,799,961
Other Assets & Liabilities, Net		(4,642,539)
Net Assets		891,157,422

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of January 31, 2019.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $242,477,415, which represents 27.21% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by the government.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.530%
	44,442,065	387,237,735	(397,639,057)	34,040,743	—	—	380,839	34,037,339
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	227,018,328	1,999,440	—	229,017,768
Commercial Mortgage-Backed Securities - Non-Agency	—	41,423,905	—	—	41,423,905
Corporate Bonds & Notes	—	468,615,216	—	—	468,615,216
Foreign Government Obligations	—	10,007,915	—	—	10,007,915
Residential Mortgage-Backed Securities - Agency	—	268,517	—	—	268,517
Residential Mortgage-Backed Securities - Non-Agency	—	13,781,595	—	—	13,781,595
U.S. Government & Agency Obligations	—	54,030,024	—	—	54,030,024
U.S. Treasury Obligations	44,617,682	—	—	—	44,617,682
Money Market Funds	—	—	—	34,037,339	34,037,339
Total Investments in Securities	44,617,682	815,145,500	1,999,440	34,037,339	895,799,961
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities are classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	13

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $862,478,990)	$861,762,622
Affiliated issuers (cost $34,037,339)	34,037,339
Cash	40,239
Receivable for:
Investments sold	7,885
Capital shares sold	606,748
Dividends	64,942
Interest	3,382,443
Foreign tax reclaims	12,731
Trustees’ deferred compensation plan	92,297
Other assets	7,464
Total assets	900,014,710
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	4,995,950
Capital shares purchased	1,787,868
Distributions to shareholders	1,873,791
Management services fees	5,136
Transfer agent fees	51,026
Other expenses	51,220
Trustees’ deferred compensation plan	92,297
Total liabilities	8,857,288
Net assets applicable to outstanding capital stock	$891,157,422
Represented by
Paid in capital	914,883,801
Total distributable earnings (loss) (Note 2)	(23,726,379)
Total - representing net assets applicable to outstanding capital stock	$891,157,422
Advisor Class
Net assets	$12,022
Shares outstanding	1,335
Net asset value per share	$9.01
Institutional Class
Net assets	$17,047
Shares outstanding	1,893
Net asset value per share	$9.01
Institutional 3 Class
Net assets	$891,128,353
Shares outstanding	98,930,013
Net asset value per share	$9.01
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$380,839
Interest	12,752,577
Interfund lending	979
Total income	13,134,395
Expenses:
Management services fees	1,247,958
Transfer agent fees
Advisor Class(a)	9
Institutional Class(b)	10
Institutional 3 Class	15,329
Compensation of board members	14,931
Custodian fees	7,754
Printing and postage fees	4,540
Registration fees	13,392
Audit fees	17,577
Legal fees	7,764
Compensation of chief compliance officer	67
Other	3,428
Total expenses	1,332,759
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(24,100)
Total net expenses	1,308,659
Net investment income	11,825,736
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(345,971)
Net realized loss	(345,971)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	806,813
Net change in unrealized appreciation (depreciation)	806,813
Net realized and unrealized gain	460,842
Net increase in net assets resulting from operations	$12,286,578

(a)	Advisor Class shares are based on operations from December 3, 2018 (commencement of operations) through the stated period end.
(b)	Institutional Class shares are based on operations from December 3, 2018 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)(a),(b)	Year Ended July 31, 2018
Operations
Net investment income	$11,825,736	$21,512,339
Net realized gain (loss)	(345,971)	676,781
Net change in unrealized appreciation (depreciation)	806,813	(2,929,510)
Net increase in net assets resulting from operations	12,286,578	19,259,610
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	(43)
Institutional Class	(59)
Institutional 3 Class	(11,825,838)
Net investment income
Institutional 3 Class		(21,812,017)
Total distributions to shareholders (Note 2)	(11,825,940)	(21,812,017)
Decrease in net assets from capital stock activity	(237,378,868)	(604,400,478)
Total decrease in net assets	(236,918,230)	(606,952,885)
Net assets at beginning of period	1,128,075,652	1,735,028,537
Net assets at end of period	$891,157,422	$1,128,075,652
Undistributed net investment income	$111,105	$111,309

	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)(a),(b)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	1,335	12,000	—	—
Net increase	1,335	12,000	—	—
Institutional Class
Subscriptions	1,891	17,000	—	—
Distributions reinvested	2	16	—	—
Net increase	1,893	17,016	—	—
Institutional 3 Class
Subscriptions	22,291,028	200,653,224	41,832,597	376,869,925
Distributions reinvested	279,952	2,519,906	294,923	2,655,532
Redemptions	(48,961,131)	(440,581,014)	(109,224,275)	(983,925,935)
Net decrease	(26,390,151)	(237,407,884)	(67,096,755)	(604,400,478)
Total net decrease	(26,386,923)	(237,378,868)	(67,096,755)	(604,400,478)

(a)	Advisor Class shares are based on operations from December 3, 2018 (commencement of operations) through the stated period end.
(b)	Institutional Class shares are based on operations from December 3, 2018 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

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Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)(c)	$8.99	0.03	0.02	0.05	(0.03)	(0.03)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)(e)	$8.99	0.03	0.02	0.05	(0.03)	(0.03)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.00	0.10	0.01	0.11	(0.10)	(0.10)
Year Ended 7/31/2018	$9.02	0.14	(0.01)	0.13	(0.15)	(0.15)
Year Ended 7/31/2017	$9.01	0.10	0.01	0.11	(0.10)	(0.10)
Year Ended 7/31/2016	$9.00	0.06	0.01	0.07	(0.06)	(0.06)
Year Ended 7/31/2015	$9.00	0.03	(0.00) (f)	0.03	(0.03)	(0.03)
Year Ended 7/31/2014	$8.99	0.04	0.01	0.05	(0.04)	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Advisor Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
(d)	Annualized.
(e)	Institutional Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)(c)	$9.01	0.58%	0.67% (d)	0.37% (d)	2.30% (d)	40%	$12
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)(e)	$9.01	0.58%	0.66% (d)	0.37% (d)	2.32% (d)	40%	$17
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$9.01	1.26%	0.25% (d)	0.25% (d)	2.25% (d)	40%	$891,128
Year Ended 7/31/2018	$9.00	1.40%	0.26%	0.25%	1.56%	66%	$1,128,076
Year Ended 7/31/2017	$9.02	1.19%	0.26%	0.25%	1.08%	111%	$1,735,029
Year Ended 7/31/2016	$9.01	0.77%	0.26%	0.25%	0.65%	82%	$1,472,360
Year Ended 7/31/2015	$9.00	0.37%	0.26%	0.25%	0.37%	62%	$1,519,180
Year Ended 7/31/2014	$9.00	0.52%	0.26%	0.25%	0.40%	68%	$1,792,626
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	19

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia Ultra Short Term Bond Fund (formerly known as CMG Ultra Short Term Bond Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective December 3, 2018, CMG Ultra Short Term Bond Fund was renamed Columbia Ultra Short Term Bond Fund.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Advisor Class shares commenced operations on December 3, 2018.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Institutional Class shares commenced operations on December 3, 2018.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to December 1, 2018, Institutional 3 Class shares were known as an unnamed class of shares.
Class A shares commenced operations on February 20, 2019.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
20	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
22	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. Prior to December 1, 2018, the Fund paid a unified fee of 0.25% to the Investment Manager. The Investment Manager, out of the unified fee it received from the Fund, paid all operating costs and expenses of the Fund (other than the expenses described below), including accounting expenses (other than audit fees), legal fees for the Fund, transfer agent and custodian fees, and other expenses. The Fund paid the following expenses: disinterested trustees fees and expenses, including their legal counsel, auditing expense, interest on borrowings by the Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses of the Fund. Shareholders of the then existing (unnamed) share class approved a proposal at a special meeting of shareholders on October 17, 2018 to unbundle the unified fee such that the Fund’s management fee would be reduced to the annual rate of 0.21% of the Fund’s average daily net assets, and the Fund would bear its own custody, transfer agency, legal, audit, registration and other expenses. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.24% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Effective December 1, 2018, the Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
Prior to December 1, 2018, the Investment Manager paid the transfer agent fees out of the unified fee it received from the Fund.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Advisor Class	0.42
Institutional Class	0.41
Institutional 3 Class	0.00
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Advisor Class and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through November 30, 2019
Advisor Class	0.37%
Institutional Class	0.37
Institutional 3 Class	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
24	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
896,516,000	904,000	(1,620,000)	(716,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
11,369,928	3,746,428	7,658,789	22,775,145
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $401,641,301 and $618,509,489, respectively, for the six months ended January 31, 2019, of which $79,680,055 and $140,073,158, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	1,200,000	2.83	10
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
26	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At January 31, 2019, one unaffiliated shareholder of record owned 73.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

Results of Meeting of Shareholders
During the period, the Board of Trustees of Columbia Funds Series Trust I solicited shareholder approval of a new management agreement to unbundle the Fund’s unified fee structure.
At a Special Meeting of Shareholders held on October 17, 2018 (the “Meeting”), shareholders of the Fund approved the proposed management agreement for the Fund. The votes cast by the shareholders of the Fund for or against as well as the number of abstentions and broker non-votes are set forth below. A vote is based on the total number of Fund shares outstanding as of the record date for the Meeting.
Votes for	Votes against/withheld	Abstentions	Broker non-votes
118,243,616	5,555	0	0
Columbia Ultra Short Term Bond Fund | Semiannual Report 2019	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the SAI. You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Columbia Ultra Short Term Bond Fund | Semiannual Report 2019

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Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR103_07_J01_(03/19)

SemiAnnual Report
January 31, 2019
Columbia U.S. Social Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia U.S. Social Bond Fund   |  Semiannual Report 2019

Columbia U.S. Social Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia U.S. Social Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation, through investments that seek to support and fund socially beneficial activities and developments, primarily in the U.S.
Portfolio management
Kimberly Campbell
Lead Portfolio Manager
Managed Fund since December 2018
Tom Murphy, CFA
Portfolio Manager
Managed Fund since 2015
Malcolm (Mac) Ryerse
Portfolio Manager
Managed Fund since December 2018
Average annual total returns (%) (for the period ended January 31, 2019)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	03/26/15	1.55	2.38	2.19
	Including sales charges		-1.49	-0.67	1.38
Advisor Class		03/26/15	1.68	2.64	2.44
Class C	Excluding sales charges	03/26/15	1.16	1.62	1.45
	Including sales charges		0.16	0.62	1.45
Institutional Class		03/26/15	1.68	2.64	2.44
Institutional 2 Class		03/26/15	1.68	2.75	2.46
Institutional 3 Class*		03/01/17	1.69	2.76	2.35
Bloomberg Barclays Municipal Bond Index			2.05	3.26	2.58
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the applicable contingent deferred sales charge of 1.00% in the first year. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Since the Fund launched more than one share class at its inception, Class A shares were used. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2019)
Corporate Bonds & Notes	11.4
Floating Rate Notes	2.3
Municipal Bonds	86.3
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2019)
AAA rating	2.7
AA rating	34.8
A rating	26.7
BBB rating	25.0
BB rating	2.5
B rating	0.7
Not rated	7.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds and derivatives, if any).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia U.S. Social Bond Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2018 — January 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,015.50	1,021.68	3.56	3.57	0.70
Advisor Class	1,000.00	1,000.00	1,016.80	1,022.94	2.29	2.29	0.45
Class C	1,000.00	1,000.00	1,011.60	1,017.90	7.35	7.37	1.45
Institutional Class	1,000.00	1,000.00	1,016.80	1,022.94	2.29	2.29	0.45
Institutional 2 Class	1,000.00	1,000.00	1,016.80	1,022.99	2.24	2.24	0.44
Institutional 3 Class	1,000.00	1,000.00	1,016.90	1,023.09	2.14	2.14	0.42
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Portfolio of Investments
January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 11.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.6%
Grupo Bimbo SAB de CV(a)
01/25/2022	4.500%	300,000	307,313
United States 10.4%
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	250,848
AT&T, Inc.
06/30/2022	3.000%	250,000	248,004
Capital One Financial Corp.
01/30/2023	3.200%	500,000	492,212
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	387,370
ConAgra Foods, Inc.
01/25/2023	3.200%	446,000	436,320
CSX Corp.
06/01/2021	4.250%	250,000	255,687
CVS Health Corp.
06/01/2021	2.125%	250,000	243,904
03/09/2023	3.700%	250,000	252,162
Discovery Communications LLC(a)
06/15/2020	2.800%	500,000	495,731
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	519,776
Kellogg Co.
12/01/2023	2.650%	300,000	288,867
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	397,929
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	301,632
Sysco Corp.
07/15/2021	2.500%	250,000	245,293
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	245,266
Total			5,061,001
Total Corporate Bonds & Notes (Cost $5,382,034)			5,368,314

Floating Rate Notes 2.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.6%
New Hampshire Health & Education Facilities Authority Act(b)
Revenue Bonds
University System of New Hampshire
Series 2016A2 (State Street Bank and Trust Co.)
07/01/2035	1.650%	300,000	300,000
New York 1.3%
City of New York(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.630%	500,000	500,000
Triborough Bridge & Tunnel Authority(b)
Refunding Revenue Bonds
Series 2018C (State Street Bank and Trust Co.)
01/01/2032	1.620%	100,000	100,000
Total			600,000
Utah 0.4%
City of Murray(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	1.650%	200,000	200,000
Total Floating Rate Notes (Cost $1,100,000)			1,100,000

Municipal Bonds 83.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.2%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	287,607
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	287,085
Calhoun County Board of Education
Special Tax Bonds
School Warrants
Series 2016 (BAM)
02/01/2029	5.000%	250,000	286,928
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	230,278
Total			1,091,898
Alaska 0.6%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	300,000	302,379
Arizona 1.8%
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2035	5.375%	250,000	257,098
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	100,000	106,075
02/15/2046	5.000%	210,000	218,576
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	290,972
Total			872,721
California 7.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	331,575
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	290,335
California Municipal Finance Authority(c)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2034	5.000%	500,000	562,635
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	500,000	532,455
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	261,490
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	293,792
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	441,924
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	485,000	506,219
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	299,808
Total			3,520,233
Colorado 0.6%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	288,493
Connecticut 0.5%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	225,000	225,997
District of Columbia 0.6%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	266,705
Florida 2.5%
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	265,095

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	100,807
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	559,360
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	286,022
Total			1,211,284
Georgia 1.2%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	269,540
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
12/01/2038	3.500%	300,000	292,023
Total			561,563
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	275,105
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	220,000	228,987
Total			504,092
Illinois 6.8%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	343,874
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	327,393
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/2021	5.000%	250,000	265,620
City of Chicago Wastewater Transmission
Revenue Bonds
Second Lien
Series 2017A
01/01/2031	5.000%	300,000	335,901
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	697,127
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	107,446
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	277,235
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	167,043
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	240,000	236,244
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	500,000	557,080
Total			3,314,963
Indiana 2.3%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	576,555
Indiana Finance Authority
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	241,460

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	284,052
Total			1,102,067
Kentucky 1.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	393,509
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/2031	3.499%	250,000	243,150
Total			636,659
Louisiana 4.9%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	446,484
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	358,872
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	335,487
Revenue Bonds
Ragin Cajun Facilities, Inc. Student Housing
Series 2018
10/01/2043	5.000%	200,000	220,504
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	444,612
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	559,210
Total			2,365,169
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 1.0%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	243,375
Series 2018B
11/15/2038	3.750%	250,000	250,875
Total			494,250
Maryland 4.5%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	314,478
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	494,538
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	333,657
Maryland Economic Development Corp.(c)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2036	5.000%	250,000	273,225
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	278,695
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	516,477
Total			2,211,070
Massachusetts 3.1%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	344,217
Massachusetts Development Finance Agency
Revenue Bonds
Green Bond Boston Medical Center
Series 2017
07/01/2028	5.000%	200,000	227,456

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	264,870
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	203,126
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	486,140
Total			1,525,809
Michigan 3.7%
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	437,888
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	278,638
Local Government Loan Program-Great Lakes
Series 2015 (BAM)
07/01/2033	5.000%	250,000	280,030
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	500,355
12/01/2033	3.600%	325,000	327,551
Total			1,824,462
Minnesota 2.7%
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	100,000	99,165
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Millberry Apartments Project
Series 2018B
03/01/2021	3.750%	500,000	500,360
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	250,000	246,950
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	247,237
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	250,000	233,695
Total			1,327,407
Mississippi 2.4%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	285,877
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	317,127
West Rankin Utility Authority
Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	558,350
Total			1,161,354
Missouri 1.2%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	442,768
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project
Series 2015
11/01/2027	3.250%	145,000	149,549
Total			592,317
Nebraska 0.9%
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	200,000	201,396
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/2030	3.450%	250,000	254,958
Total			456,354

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.1%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	281,602
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	252,008
Total			533,610
New Hampshire 0.9%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	449,224
New Jersey 0.6%
New Jersey Housing & Mortgage Finance Agency(c)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2032	3.900%	300,000	307,413
New Mexico 0.6%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2015
08/01/2021	5.000%	250,000	269,090
New York 6.0%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	289,517
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	522,970
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2016
11/01/2031	3.600%	300,000	305,754
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	280,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	344,559
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	302,616
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	353,571
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	277,895
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/2035	3.650%	250,000	250,813
Total			2,927,737
North Carolina 1.3%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	295,953
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	343,473
Total			639,426
North Dakota 0.8%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Financing
Series 2017
07/01/2034	3.700%	360,000	366,066
Ohio 1.5%
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	288,693

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	453,796
Total			742,489
Pennsylvania 4.5%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	364,281
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2022	5.000%	250,000	266,912
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	216,422
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	278,972
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	505,771
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	111,681
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	257,965
Series 2017E BAM
12/01/2035	5.000%	150,000	167,795
Total			2,169,799
Rhode Island 1.8%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	350,640
Rhode Island Housing & Mortgage Finance Corp.(c)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015 AMT
10/01/2025	3.550%	250,000	261,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2018-69-B (GNMA)
10/01/2043	3.950%	250,000	250,370
Total			862,030
South Carolina 1.2%
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2020	5.000%	250,000	263,830
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	300,000	300,642
Total			564,472
Tennessee 1.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	559,665
Texas 3.4%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	286,940
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	305,379
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	553,460
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	250,000	261,155
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	269,915
Total			1,676,849

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 0.8%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	385,680
Washington 3.0%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	264,620
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	392,444
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	202,096
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	288,717
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	333,348
Total			1,481,225
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 0.9%
Public Finance Authority
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2035	4.750%	250,000	252,160
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	99,345
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	100,000	100,027
Total			451,532
Wyoming 1.0%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	500,000	506,015
Total Municipal Bonds (Cost $40,362,445)			40,749,568

Total Investments in Securities (Cost $46,844,479)	47,217,882
Other Assets & Liabilities, Net	1,496,929
Net Assets	$48,714,811

At January 31, 2019, securities and/or cash totaling $69,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(60)	03/2019	USD	(7,348,125)	—	(200,699)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $3,027,320, which represents 6.21% of total net assets.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	5,368,314	—	5,368,314
Floating Rate Notes	—	1,100,000	—	1,100,000
Municipal Bonds	—	40,749,568	—	40,749,568
Total Investments in Securities	—	47,217,882	—	47,217,882
Investments in Derivatives
Liability
Futures Contracts	(200,699)	—	—	(200,699)
Total	(200,699)	47,217,882	—	47,017,183
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Statement of Assets and Liabilities
January 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $46,844,479)	$47,217,882
Cash	1,014,140
Margin deposits on:
Futures contracts	69,000
Receivable for:
Capital shares sold	146,938
Interest	477,480
Expense reimbursement due from Investment Manager	593
Prepaid expenses	151
Trustees’ deferred compensation plan	15,088
Other assets	3,518
Total assets	48,944,790
Liabilities
Payable for:
Capital shares purchased	33,371
Distributions to shareholders	117,709
Variation margin for futures contracts	28,125
Management services fees	631
Distribution and/or service fees	98
Transfer agent fees	1,711
Compensation of board members	767
Compensation of chief compliance officer	2
Audit fees	20,742
Other expenses	11,735
Trustees’ deferred compensation plan	15,088
Total liabilities	229,979
Net assets applicable to outstanding capital stock	$48,714,811
Represented by
Paid in capital	48,674,291
Total distributable earnings (loss) (Note 2)	40,520
Total - representing net assets applicable to outstanding capital stock	$48,714,811
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	15

Statement of Assets and Liabilities  (continued)
January 31, 2019 (Unaudited)
Class A
Net assets	$8,098,392
Shares outstanding	804,002
Net asset value per share	$10.07
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.38
Advisor Class
Net assets	$121,416
Shares outstanding	12,055
Net asset value per share	$10.07
Class C
Net assets	$1,559,099
Shares outstanding	154,823
Net asset value per share	$10.07
Institutional Class
Net assets	$33,439,382
Shares outstanding	3,320,076
Net asset value per share	$10.07
Institutional 2 Class
Net assets	$2,656,728
Shares outstanding	263,623
Net asset value per share	$10.08
Institutional 3 Class
Net assets	$2,839,794
Shares outstanding	280,972
Net asset value per share	$10.11
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended January 31, 2019 (Unaudited)
Net investment income
Income:
Interest	$828,421
Total income	828,421
Expenses:
Management services fees	117,533
Distribution and/or service fees
Class A	9,659
Class C	7,657
Transfer agent fees
Class A	1,961
Advisor Class	26
Class C	389
Institutional Class	8,897
Institutional 2 Class	589
Institutional 3 Class	132
Compensation of board members	8,438
Custodian fees	9,022
Printing and postage fees	6,372
Registration fees	55,381
Audit fees	18,625
Legal fees	511
Compensation of chief compliance officer	10
Other	4,399
Total expenses	249,601
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(122,461)
Fees waived by transfer agent
Institutional 2 Class	(302)
Total net expenses	126,838
Net investment income	701,583
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,768)
Futures contracts	7,627
Net realized loss	(6,141)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	290,879
Futures contracts	(195,472)
Net change in unrealized appreciation (depreciation)	95,407
Net realized and unrealized gain	89,266
Net increase in net assets resulting from operations	$790,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations
Net investment income	$701,583	$1,164,221
Net realized gain (loss)	(6,141)	148,488
Net change in unrealized appreciation (depreciation)	95,407	(700,173)
Net increase in net assets resulting from operations	790,849	612,536
Distributions to shareholders
Net investment income and net realized gains
Class A	(102,841)
Advisor Class	(1,526)
Class C	(14,604)
Institutional Class	(508,653)
Institutional 2 Class	(28,823)
Institutional 3 Class	(39,138)
Net investment income
Class A		(141,700)
Advisor Class		(540)
Class C		(22,108)
Institutional Class		(923,541)
Institutional 2 Class		(35,585)
Institutional 3 Class		(34,473)
Total distributions to shareholders (Note 2)	(695,585)	(1,157,947)
Increase (decrease) in net assets from capital stock activity	(854,654)	8,269,974
Total increase (decrease) in net assets	(759,390)	7,724,563
Net assets at beginning of period	49,474,201	41,749,638
Net assets at end of period	$48,714,811	$49,474,201
Undistributed net investment income	$19,186	$13,188
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2019 (Unaudited)		July 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	157,171	1,557,105	428,122	4,320,938
Distributions reinvested	10,222	102,096	13,922	140,715
Redemptions	(62,630)	(622,326)	(252,274)	(2,543,644)
Net increase	104,763	1,036,875	189,770	1,918,009
Advisor Class
Subscriptions	7,858	78,138	7,492	75,332
Distributions reinvested	138	1,379	27	273
Redemptions	(4,460)	(44,319)	—	—
Net increase	3,536	35,198	7,519	75,605
Class C
Subscriptions	15,963	159,920	43,276	437,946
Distributions reinvested	1,453	14,508	2,171	21,931
Redemptions	(8,892)	(88,786)	(13,679)	(137,807)
Net increase	8,524	85,642	31,768	322,070
Institutional Class
Subscriptions	555,256	5,549,173	1,717,307	17,371,272
Distributions reinvested	24,006	239,777	29,904	302,022
Redemptions	(928,419)	(9,267,934)	(1,444,318)	(14,625,922)
Net increase (decrease)	(349,157)	(3,478,984)	302,893	3,047,372
Institutional 2 Class
Subscriptions	103,754	1,030,629	43,482	440,813
Distributions reinvested	2,866	28,676	3,493	35,318
Redemptions	(246)	(2,459)	(13)	(129)
Net increase	106,374	1,056,846	46,962	476,002
Institutional 3 Class
Subscriptions	67,702	677,390	245,888	2,502,353
Distributions reinvested	3,889	38,989	3,381	34,202
Redemptions	(30,483)	(306,610)	(10,411)	(105,639)
Net increase	41,108	409,769	238,858	2,430,916
Total net increase (decrease)	(84,852)	(854,654)	817,770	8,269,974
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2019 (Unaudited)	$10.05	0.14	0.01	0.15	(0.13)	(0.13)
Year Ended 7/31/2018	$10.18	0.24	(0.13)	0.11	(0.24)	(0.24)
Year Ended 7/31/2017	$10.43	0.22	(0.26)	(0.04)	(0.21)	(0.21)
Year Ended 7/31/2016	$9.94	0.17	0.48	0.65	(0.16)	(0.16)
Year Ended 7/31/2015(d)	$10.00	0.02	(0.06)	(0.04)	(0.02)	(0.02)
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$10.05	0.15	0.02	0.17	(0.15)	(0.15)
Year Ended 7/31/2018	$10.18	0.28	(0.14)	0.14	(0.27)	(0.27)
Year Ended 7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.49	0.68	(0.19)	(0.19)
Year Ended 7/31/2015(d)	$10.00	0.03	(0.06)	(0.03)	(0.03)	(0.03)
Class C
Six Months Ended 1/31/2019 (Unaudited)	$10.05	0.10	0.02	0.12	(0.10)	(0.10)
Year Ended 7/31/2018	$10.17	0.17	(0.12)	0.05	(0.17)	(0.17)
Year Ended 7/31/2017	$10.43	0.14	(0.26)	(0.12)	(0.14)	(0.14)
Year Ended 7/31/2016	$9.94	0.09	0.48	0.57	(0.08)	(0.08)
Year Ended 7/31/2015(d)	$10.00	0.01	(0.06)	(0.05)	(0.01)	(0.01)
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$10.05	0.15	0.02	0.17	(0.15)	(0.15)
Year Ended 7/31/2018	$10.18	0.27	(0.13)	0.14	(0.27)	(0.27)
Year Ended 7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.49	0.68	(0.19)	(0.19)
Year Ended 7/31/2015(d)	$10.00	0.04	(0.07)	(0.03)	(0.03)	(0.03)
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$10.06	0.15	0.02	0.17	(0.15)	(0.15)
Year Ended 7/31/2018	$10.18	0.27	(0.12)	0.15	(0.27)	(0.27)
Year Ended 7/31/2017	$10.43	0.25	(0.26)	(0.01)	(0.24)	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.48	0.67	(0.18)	(0.18)
Year Ended 7/31/2015(d)	$10.00	0.03	(0.06)	(0.03)	(0.03)	(0.03)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2019 (Unaudited)	$10.07	1.55%	1.20% (c)	0.70% (c)	2.69% (c)	8%	$8,098
Year Ended 7/31/2018	$10.05	1.10%	1.20%	0.70%	2.40%	21%	$7,030
Year Ended 7/31/2017	$10.18	(0.31%)	1.31%	0.72%	2.12%	20%	$5,184
Year Ended 7/31/2016	$10.43	6.60%	1.72%	0.81%	1.72%	26%	$2,901
Year Ended 7/31/2015(d)	$9.94	(0.38%)	1.72% (c)	0.80% (c)	0.67% (c)	11%	$10
Advisor Class
Six Months Ended 1/31/2019 (Unaudited)	$10.07	1.68%	0.96% (c)	0.45% (c)	2.93% (c)	8%	$121
Year Ended 7/31/2018	$10.05	1.36%	0.94%	0.45%	2.76%	21%	$86
Year Ended 7/31/2017	$10.18	(0.06%)	1.06%	0.47%	2.38%	20%	$10
Year Ended 7/31/2016	$10.43	6.87%	1.47%	0.56%	1.83%	26%	$10
Year Ended 7/31/2015(d)	$9.94	(0.29%)	1.47% (c)	0.55% (c)	0.92% (c)	11%	$10
Class C
Six Months Ended 1/31/2019 (Unaudited)	$10.07	1.16%	1.95% (c)	1.45% (c)	1.94% (c)	8%	$1,559
Year Ended 7/31/2018	$10.05	0.45%	1.95%	1.45%	1.65%	21%	$1,470
Year Ended 7/31/2017	$10.17	(1.16%)	2.05%	1.46%	1.42%	20%	$1,165
Year Ended 7/31/2016	$10.43	5.80%	2.47%	1.56%	0.93%	26%	$238
Year Ended 7/31/2015(d)	$9.94	(0.54%)	2.47% (c)	1.45% (c)	0.02% (c)	11%	$10
Institutional Class
Six Months Ended 1/31/2019 (Unaudited)	$10.07	1.68%	0.95% (c)	0.45% (c)	2.93% (c)	8%	$33,439
Year Ended 7/31/2018	$10.05	1.36%	0.95%	0.45%	2.65%	21%	$36,887
Year Ended 7/31/2017	$10.18	(0.06%)	1.06%	0.47%	2.39%	20%	$34,257
Year Ended 7/31/2016	$10.43	6.86%	1.48%	0.56%	1.85%	26%	$28,176
Year Ended 7/31/2015(d)	$9.94	(0.29%)	1.47% (c)	0.55% (c)	1.14% (c)	11%	$19,949
Institutional 2 Class
Six Months Ended 1/31/2019 (Unaudited)	$10.08	1.68%	0.98% (c)	0.44% (c)	2.96% (c)	8%	$2,657
Year Ended 7/31/2018	$10.06	1.46%	0.93%	0.44%	2.67%	21%	$1,581
Year Ended 7/31/2017	$10.18	(0.05%)	1.10%	0.44%	2.48%	20%	$1,123
Year Ended 7/31/2016	$10.43	6.82%	1.51%	0.60%	1.85%	26%	$73
Year Ended 7/31/2015(d)	$9.94	(0.31%)	1.52% (c)	0.60% (c)	0.87% (c)	11%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$10.09	0.15	0.02	0.17	(0.15)	(0.15)
Year Ended 7/31/2018	$10.21	0.27	(0.12)	0.15	(0.27)	(0.27)
Year Ended 7/31/2017(e)	$9.94	0.10	0.27 (f)	0.37	(0.10)	(0.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on March 26, 2015. Per share data and total return reflect activity from that date.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2019 (Unaudited)	$10.11	1.69%	0.91% (c)	0.42% (c)	2.96% (c)	8%	$2,840
Year Ended 7/31/2018	$10.09	1.49%	0.90%	0.43%	2.72%	21%	$2,420
Year Ended 7/31/2017(e)	$10.21	3.76%	1.02% (c)	0.44% (c)	2.46% (c)	20%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	23

Notes to Financial Statements
January 31, 2019 (Unaudited)
Note 1. Organization
Columbia U.S. Social Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
24	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2019:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	200,699*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	7,627
Total	7,627

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(195,472)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	7,258,555

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of
28	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2019 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of January 31, 2019, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective December 1, 2018 through November 30, 2019, Institutional 2 Class shares are subject to
Columbia U.S. Social Bond Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
a contractual transfer agency fee annual limitation of not more than 0.04% of the average daily net assets attributable to Institutional 2 Class shares. Prior to December 1, 2018, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended January 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.03
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2019, if any, are listed below:
Amount ($)
Class A	9,854
30	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2018 through November 30, 2019	Prior to December 1, 2018
Class A	0.70%	0.70%
Advisor Class	0.45	0.45
Class C	1.45	1.45
Institutional Class	0.45	0.45
Institutional 2 Class	0.44	0.44
Institutional 3 Class	0.41	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective December 1, 2018 through November 30, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to December 1, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.02% for Institutional 2 Class of the average daily net assets attributable Institutional 2 Class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
46,844,000	581,000	(408,000)	173,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia U.S. Social Bond Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	121,161	121,161
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,072,775 and $4,355,269, respectively, for the six months ended January 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2019.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended January 31, 2019.
32	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At January 31, 2019, two unaffiliated shareholders of record owned 21.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 42.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Social impact risk
Social impact investing may increase risk due to the limitations and constraints involved in investment selection and, as a result, the Fund may underperform other funds that do not consider the social impact.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and
Columbia U.S. Social Bond Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
January 31, 2019 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia U.S. Social Bond Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Social Bond Fund | Semiannual Report 2019	35

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Columbia U.S. Social Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR262_07_J01_(03/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date March 22, 2019